AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 23, 2014

                                                             File No. 333-192858
                                                              File No. 811-22920

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 19                      /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 23                             /X/

                      THE ADVISORS' INNER CIRCLE FUND III
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI CORPORATION
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI CORPORATION
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456

    It is proposed that this filing become effective (check appropriate box)

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          / /    Immediately upon filing pursuant to paragraph (b)
          / /    On [date] pursuant to paragraph (b)
          / /    60 days after filing pursuant to paragraph (a)(1)
          /X/    75 days after filing pursuant to paragraph (a)(2)
          / /    On [date] pursuant to paragraph (a)(2) of Rule 485
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                             SUBJECT TO COMPLETION

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
          IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED

                 PRELIMINARY PROSPECTUS DATED DECEMBER 23, 2014

                      THE ADVISORS' INNER CIRCLE FUND III

                                   PROSPECTUS

                                  [____], 2015

                     LOGAN CIRCLE PARTNERS HIGH YIELD FUND
                               (I Class Shares: LPYIX)
                               (R Class Shares: LPYRX)



                              INVESTMENT ADVISER:
                           LOGAN CIRCLE PARTNERS L.P.

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                            PAGE
LOGAN CIRCLE PARTNERS HIGH YIELD FUND ......................................  XX
    INVESTMENT OBJECTIVE ...................................................  XX
    FUND FEES AND EXPENSES .................................................  XX
    PRINCIPAL INVESTMENT STRATEGIES ........................................  XX
    PRINCIPAL RISKS ........................................................  XX
    PERFORMANCE INFORMATION ................................................  XX
    INVESTMENT ADVISER .....................................................  XX
    PORTFOLIO MANAGER ......................................................  XX
    PURCHASE AND SALES OF FUND SHARES ......................................  XX
    TAXES ..................................................................  XX
    FINANCIAL INTERMEDIARY COMPENSATION ....................................  XX
MORE INFORMATION ABOUT THE FUND'S INVESTMENT
OBJECTIVE AND STRATEGIES ...................................................  XX
MORE INFORMATION ABOUT RISK ................................................  XX
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................  XX
INVESTMENT ADVISER .........................................................  XX
PORTFOLIO MANAGER ..........................................................  XX
PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................  XX
SHAREHOLDER SERVICING ARRANGEMENTS .........................................  XX
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  XX
OTHER POLICIES .............................................................  XX
DIVIDENDS AND DISTRIBUTIONS ................................................  XX
TAXES ......................................................................  XX
FINANCIAL HIGHLIGHTS .......................................................  XX
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUND ......................  Back Cover

LOGAN CIRCLE PARTNERS HIGH YIELD FUND

INVESTMENT OBJECTIVE

The investment objective of the Logan Circle Partners High Yield Fund (the "Fund") is to seek to generate a high total return through a combination of capital appreciation and income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold I Class Shares or R Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

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                                               I CLASS SHARES     R CLASS SHARES
--------------------------------------------------------------------------------
Management Fees                                     0.55%             0.55%
--------------------------------------------------------------------------------
Other Expenses
--------------------------------------------------------------------------------
    Shareholder Servicing Fees                       None             0.25%
--------------------------------------------------------------------------------
    Other Operating Expenses (1)                    1.42%             1.42%
                                                   -------           -------
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Total Other Expenses                                1.42%             1.67%
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Total Annual Fund Operating Expenses (2)            1.97%             2.22%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense                 (1.27)%           (1.27)%
Reimbursements                                     -------           -------
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Total Annual Fund Operating Expenses after Fee      0.70%             0.95%
Reductions and/or Expense Reimbursements (2)
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(1) Other Operating Expenses are based on estimated amounts for the current fiscal year.

(2) Logan Circle Partners L.P. (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.70% of the Fund's I Class Shares' average daily net assets and 0.95% of the Fund's R Class Shares' average daily net assets until February 28, 2016. In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below 0.70% for the I Class Shares and 0.95% for the R Class Shares, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and 0.70% for the I Class Shares and 0.95% for the R Class Shares to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund III (the "Trust"), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2016.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                   1 YEAR          3 YEARS
--------------------------------------------------------------------------------
         I Class Shares             $72              $494
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         R Class Shares             $97              $571
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PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investments purposes, in a portfolio of high yield fixed income securities (also known as "junk bonds") of any maturity or duration. The Adviser considers high yield fixed income securities to be those rated below BBB or Baa by Moody's Investor Services Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined to be of comparable quality by the Adviser.

The Fund will invest primarily in high yield fixed income securities issued by U.S. corporations, but may also invest in high yield fixed income securities of corporate issuers outside of the U.S., including emerging market countries. The Fund may also invest in convertible bonds, bank loans in the form of assignments or participations, and privately issued securities (e.g., Rule 144A securities).

The Adviser believes that the fixed income markets are efficient with respect to interest rate risk, but that bond markets regularly misprice securities that are exposed to credit, prepayment and liquidity risks. The Adviser seeks to exploit these inefficiencies by primarily focusing on security selection with a secondary focus on sector exposure. The Adviser employs a "bottom-up" approach to constructing the Fund's portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund. The Adviser approaches portfolio construction from a relative value perspective and as a result, the Fund may invest in high yield fixed income securities of any rating, issue size or maturity.

Due to its investment strategy, the Fund may buy and sell securities frequently.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

BANK LOANS RISK -- The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. Investments in unsecured bank loans are subject to a greater risk of loss than investments in bank loans secured by collateral.

CALL RISK -- The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

CONVERTIBLE SECURITIES RISK -- Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of underlying common stock (or cash or securities of equivalent value). An issuer of a convertible security may fail to pay interest or dividends and principal in a timely manner. Negative perceptions of the issuer's ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to mid-size, and they often have low credit ratings, including below investment grade ratings. In addition, the credit rating of a company's convertible securities is generally lower than that of its nonconvertible debt securities. Convertibles are normally considered "junior" securities--that is, the company usually must pay interest on its nonconvertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment.

CREDIT RISK -- The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation. A decline in the credit rating of an individual security held by the Fund may have an adverse impact on its price. Rating agencies might not always change their credit rating on an issuer or security in a timely manner to reflect events that could affect the issuer's ability to make timely payments on its obligations.

CURRENCY RISK -- As a result of the Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FIXED INCOME MARKET RISK -- The prices of the Fund's fixed income securities respond to regulatory and economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Events in the fixed income markets may lead to periods of volatility, liquidity issues and, in some cases, credit downgrades and increased likelihood of default.

FOREIGN COMPANY RISK -- Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Foreign companies may not be registered with the U.S. Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. High-yield bonds also may be less liquid than higher quality investments.

INTEREST RATE RISK -- The risk that the value of fixed income securities will fall due to rising interest rates.

ISSUER RISK -- The risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

LIQUIDITY RISK -- Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell securities frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover rate.

PRIVATELY ISSUED SECURITIES RISK -- Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

UNRATED SECURITIES RISK -- Debt securities that are not rated by Moody's, S&P or Fitch may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

PERFORMANCE INFORMATION

The performance shown in the bar chart and performance table is the performance of another investment vehicle (the "Predecessor Fund") prior to the commencement of the Fund's operations. The Predecessor Fund reorganized into the I Class and R Class Shares of the Fund on [____], 2014. The Predecessor Fund was managed by the Adviser using investment policies, objectives and guidelines that were in all material respects equivalent to the management of the Fund. The Predecessor Fund performance information in the bar chart and table has been adjusted to reflect I Class and, with respect to the table, R Class shares expenses. However, the Predecessor Fund was not a registered mutual fund and so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund's performance from year to year and by showing how the Predecessor Fund's average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. Of course, the Predecessor Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.


                               2009       59.62%
                               2010       14.87%
                               2011        2.71%
                               2012       15.16%
                               2013        7.34%

                     BEST QUARTER           WORST QUARTER
                         23.50%                (6.66)%
                    (JUNE 30, 2009)      (SEPTEMBER 30, 2011)

The performance information shown above is based on a calendar year. The Predecessor Fund's performance from January 1, 2014 to September 30, 2014 was 2.33%.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2013

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable.


                                                                    SINCE
                                                                  INCEPTION
                                          1 YEAR     5 YEARS      (8/1/2008)
--------------------------------------------------------------------------------
I CLASS SHARES
Returns Before Taxes                      5.59%       9.67%         9.90%
Returns After Taxes on Distributions       N/A         N/A           N/A
Returns After Taxes on Distributions
and Sale of Shares                         N/A         N/A           N/A

R CLASS SHARES
Returns Before Taxes                      5.33%       9.40%         9.63%
Bank of America Merrill Lynch U.S.        7.23%      10.37%        10.51%
High Yield Master II  Constrained
Index (reflects no deduction for
fees, expenses, or taxes)

INVESTMENT ADVISER

Logan Circle Partners L.P.

PORTFOLIO MANAGER

Timothy L. Rabe, CFA, Portfolio Manager and Head of High Yield, has managed the Fund since its inception in 2014.

PURCHASE AND SALE OF FUND SHARES

To purchase I Class Shares of the Fund for the first time, you must invest at least $5 million. To purchase R Class Shares of the Fund for the first time, you must invest at least $500,000.

The Fund may accept investments of smaller amounts in its sole discretion. There is no minimum for subsequent investments.

If you own your shares directly, you may redeem your shares on any day that the New York Stock Exchange ("NYSE") is open for business by contacting the Fund directly by mail at Logan Circle Partners Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Logan Circle Partners Funds, c/o DST Systems, Inc., 430 West 7th Street, Kansas City, MO 64105) or telephone at
(800) 252-4993.

If you own your shares through an account with a broker or other institution, contact that broker or institution to redeem your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account ("IRA"), in which case your distribution will be taxed when withdrawn from the tax-deferred account.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT THE FUND'S INVESTMENT OBJECTIVE AND STRATEGIES

The investment objective of the Fund is to seek to generate a high total return through a combination of capital appreciation and income. The investment objective for the Fund may be changed without shareholder approval, upon 60 days' prior written notice to shareholders. The 80% policy for the Fund may also be changed without shareholder approval, upon 60 days' prior written notice to shareholders.

This prospectus describes the Fund's principal investment strategies, and the Fund will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, the Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goals.

The Adviser employs a "bottom-up" approach to constructing the Fund's portfolio, leveraging its in-house credit research capabilities to determine the relative value of each fixed income security purchased by the Fund.

"Fixed Income Securities," as used generally in this prospectus, includes:

     o securities issued or guaranteed by the U. S. Government, its agencies or government-sponsored enterprises;

     o corporate debt securities of U. S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

     o debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

     o obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises;

     o    obligations of international agencies or supranational entities;

     o    mortgage-backed and other asset-backed securities;

     o    inflation-indexed bonds issued both by governments and corporations;

     o structured notes, including hybrid or "indexed" securities and event-linked bonds;

     o    bank capital and trust preferred securities; and

     o    loan participations and assignments.

In deciding which securities to buy and sell for the Fund, the Adviser employs the following investment process:

     o IDEA GENERATION: The Adviser's selection discipline for identifying securities begins with its idea generation process. Ideas are generated generally through company specific research, industry analysis, overall credit trends, as well as perspectives on sector relative value, market risk factors and overall investment outlook.

     o PROPRIETARY RESEARCH: The Adviser then conducts quantitative, fundamental and qualitative analysis on ideas determined to be risk appropriate and investable. In conducting its proprietary research, the Adviser generally focuses on financial statement analysis, management review, industry trends, capital structure and covenant analysis.

     o PORTFOLIO CONSTRUCTION AND SECURITY SELECTION: The portfolio construction process emphasizes the belief that the Adviser can best generate excess return through security selection. Duration management, yield curve positioning and maturity structure are not emphasized. The process is largely qualitative in nature, emphasizing fundamental research and valuation. Quantitative tools may be used to support the analysis of securities under different scenarios and to evaluate total portfolio risks.

     o SELL DISCIPLINE: Securities may become candidates for sale when (1) the Adviser's research team identifies a negative change in fundamentals; (2) there is a change in the competitive landscape; or
          (3) when opportunities arise to purchase other securities with better relative value.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective. The Fund will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for capital appreciation or current income.

MORE INFORMATION ABOUT RISK

Investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with similar investments.

The value of your investment in the Fund is based on the value of the assets the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

BANK LOANS RISK -- The Fund may invest in bank loans through participations or assignments. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

CALL RISK -- The risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features. Fixed income securities may be called due to falling interest rates or non-economical circumstances.

CONVERTIBLE SECURITIES AND PREFERRED STOCKS RISK -- Convertible securities are bonds, debentures, notes or preferred stock that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value typically declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk, which is discussed below.

CREDIT RISK -- Credit risk involves the risk that an issuer or guarantor of a fixed-income security, or the counterparty to an over-the-counter transaction, may be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. The Fund may be subject to credit risk to the extent that it invests in fixed-income securities or is a party to over-the-counter transactions. A fund that invests in lower-rated fixed-income securities ("junk bonds") is subject to greater credit risk (because such securities are subject to a greater risk of default) and market risk than a fund that invests in higher-quality fixed-income securities. Lower rated fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments. A fund that invests in fixed-income securities issued in connection with corporate restructurings by highly-leveraged issuers or in fixed-income securities that are not current in the payment of interest or principal (i.e., in default) will be subject to greater credit risk. A fund that invests in non-U.S. securities is subject to increased credit risk, for example, because of the difficulties of requiring non-U.S. entities to honor their contractual commitments and because financial reporting and other standards are often less robust in foreign countries.

CURRENCY RISK -- Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

FIXED INCOME RISK -- The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In response to these events, the Fund's values may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN/EMERGING MARKET SECURITY RISK -- Investments in securities of foreign companies can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than U.S. issuers and may be less transparent and uniform than in the United States. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Transaction costs are generally higher than those in the United States and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio. These risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

A number of countries in Europe have experienced and continue to experience severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe and could negatively affect the value and liquidity of the Fund's investments.

HIGH YIELD BOND RISK -- High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. High yield bonds also may be less liquid than higher quality investments.

INTEREST RATE RISK -- As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the longer the duration, the more volatile the security.

Fixed income securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

MARKET RISK -- The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. From time to time, certain investments held by the Fund may have limited marketability and may be difficult to value and sell at favorable times or prices.

PORTFOLIO TURNOVER RISK -- High rates of portfolio turnover may result in the realization of short-term capital gains and the Fund, therefore, may not be a tax-efficient investment. When distributed to shareholders, such gains will be taxable at ordinary income tax rates and the payment of taxes on these gains could adversely affect your after-tax return on your investment in the Fund. The Fund's portfolio turnover rate may be 100% or more.

PRIVATELY ISSUED SECURITIES RISK -- Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. In certain cases, privately placed securities may need to be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board. Despite such good faith efforts, the Fund's privately placed securities are subject to the risk that the securities' fair value prices may differ from the actual prices that the Fund may ultimately realize upon their sale or disposition. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

SECURITIES SELECTION RISK -- Securities selected by the Adviser may not perform to expectations. This could result in the Fund's underperformance compared to other funds with similar investment objectives.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Fund's policy and procedures with respect to the circumstances under which the Fund discloses its portfolio securities is available in the SAI. Within five business days of the end of each calendar quarter, the Fund will post its complete list of portfolio holdings on the internet at http://aicfundholdings.com. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. Beginning on the day after any portfolio holdings information is posted on the Fund's website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

INVESTMENT ADVISER

Logan Circle Partners L.P., a Pennsylvania limited partnership founded in 2007, serves as the investment adviser to the Fund. The Adviser's principal place of business is located at 1717 Arch Street, Suite 1500, Philadelphia, PA 19103. The Adviser is a wholly owned subsidiary of Fortress Investment Group LLC, a publicly traded company founded in 1998. As of September 30, 2014, the Adviser had approximately $31.1 billion in assets under management.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.70% or 0.95% of the Fund's I Class and R Class Shares' average daily net assets, respectively, until February 28, 2016. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2016.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels for the Fund as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

A discussion regarding the basis for the Board's approval of the Fund's investment advisory agreement will be available in the Fund's first Annual or Semi-Annual Report to Shareholders.

PORTFOLIO MANAGER

Timothy L. Rabe, CFA, Portfolio Manager, has been with the Adviser since its inception in November 2007. Mr. Rabe is the sole portfolio manager for the Fund. Prior to joining the Adviser, he was head of the high yield team at Delaware Investments, responsible for all high yield fixed income funds and strategies at the firm. Prior to joining Delaware Investments, he was a high yield portfolio manager for Conseco Capital Management for five years. Prior to that, he worked as a tax analyst for the Northern Trust Company. Mr. Rabe received a Bachelor of Science degree in finance from the University of Illinois.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange I Class and R Class Shares of the Fund.

HOW TO CHOOSE A SHARE CLASS

The Fund offers two classes of shares to investors, I Class Shares and R Class Shares. Each share class has its own shareholder eligibility criteria, investment minimums, cost structure and other features. The following summarizes the primary features of I Class Shares and R Class Shares. Contact your financial intermediary or the Fund for more information about the Fund's share classes and how to choose between them.

------------------------------------------------------------------------------------------------------------------------------------
  SHARE
  CLASS          ELIGIBLE INVESTORS                        INVESTMENT MINIMUMS                 FEES
  NAME
------------------------------------------------------------------------------------------------------------------------------------
             Primarily pension and profit                                                   No
             sharing plans, employee benefit               Initial- $5 million              shareholder
I Class      trusts, endowments, foundations,                                               servicing
             corporations and high net worth               Subsequent- None                 fee.
             individuals. I Class shares may
             also be offered through certain
             financial firms that charge their
             customers transaction or other
             fees with respect to their
             customers' investments in the
             Funds.
------------------------------------------------------------------------------------------------------------------------------------
             Primarily individual IRAs
             (e.g., Roth IRAs, SEP IRAs,                   Initial- $500,000                0.25%
             SIMPLE IRAs, SAR-SEP IRAs),                                                    shareholder
             401(k) plans, 457                             Subsequent- None                 servicing
             plans, employer sponsored 403(b)                                               fee.
             plans, profit sharing and money
             purchase pension plans, defined
             benefit plans, non-qualified
             deferred compensation plans, health
             care benefit funding plans and other
             specified benefit plans and accounts
             whereby the plan or the plan's
             financial firm has an agreement with
R Class      the firm to utilize R Class Shares in
             certain investment products or programs
             (collectively, "specified benefit
             plans"). In addition, R Class
             Shares also are generally
             available only to specific benefit
             plans where R Class Shares are
             held on the books of the Funds
             through omnibus accounts.
------------------------------------------------------------------------------------------------------------------------------------

I Class Shares and R Class Shares are offered to investors who purchase shares directly from the Fund or through certain financial intermediaries such as financial planners, investment advisors, broker-dealers or other financial institutions. An investor may be eligible to purchase more than one share class. However, if you purchase shares through a financial intermediary, you may only purchase that class of shares which your financial intermediary sells or services. Your financial intermediary can tell you which class of shares is available through the intermediary.

The Fund reserves the right to change the criteria for eligible investors and accept investments of smaller amounts in its sole discretion.

For information regarding the federal income tax consequences of transactions in shares of the Fund, including information about cost basis reporting, see "Taxes."

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund through its transfer agent, complete and send in the application. If you need an application or have questions, please call (800) 252-4993.

All investments must be made by check, ACH, or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest by Mail" stub that accompanies your confirmation statement. Be sure your check identifies clearly your name, your account number, the Fund name and the share class.

REGULAR MAIL ADDRESS

Logan Circle Partners Funds
c/o DST Systems, Inc.
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Logan Circle Partners Funds
c/o DST Systems, Inc.
430 W 7th Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of purchase orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the purchase order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY WIRE

To open an account by wire, call (800) 252-4993 for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name, the share class and your account number).

WIRING INSTRUCTIONS

UMB Bank, N.A.
Routing Number: 1010-0069-5
DDA: 9872013085
Ref: Logan Circle Partners Funds
FFC: Fund Number, Account Number, Name

BY SYSTEMATIC INVESTMENT PLAN (VIA ACH) (R CLASS SHARES ONLY)

If you have a checking or savings account with a bank and have opened a direct account with the Fund satisfying the applicable investment minimum, you may purchase Class R Shares automatically through regular deductions from your bank account. A systematic investment plan is not available for Class I Shares.

You may not open an account via ACH. However, once you have established a direct account with the Fund, you can set up an automatic investment plan via ACH by mailing a completed application to the Fund. These purchases can be made monthly, quarterly, semi-annually or annually in amounts of at least $100. To cancel or change a plan, contact the Fund by mail at: Logan Circle Partners Funds, c/o DST Systems, Inc., P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Logan Circle Partners Funds, c/o DST Systems, Inc., 430 W 7th Street, Kansas City, MO 64105. Please allow up to 15 days to create the plan and 3 days to cancel or change it.

PURCHASES IN-KIND

Subject to the approval of the Fund, an investor may purchase shares of the Fund with liquid securities and other assets that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Fund's valuation policies. These transactions will be effected only if the Adviser deems the security to be an appropriate investment for the Fund. Assets purchased by the Fund in such transactions will be valued in accordance with procedures adopted by the Fund. The Fund reserves the right to amend or terminate this practice at any time.

GENERAL INFORMATION

You may purchase shares on any day that the NYSE is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. The price per share will be the net asset value per share ("NAV") next determined after the Fund or an authorized institution receives your purchase order in proper form. "Proper form" means that the Fund was provided with a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, the Fund or an authorized institution must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Fund reserves the right to calculate NAV as of the earlier closing time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays. Since securities that are traded on foreign exchanges may trade on days when the NYSE is closed, the value of the Fund may change on days when you are unable to purchase or redeem shares.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from the Fund through its transfer agent, you may also buy or sell shares of the Fund through accounts with financial intermediaries, such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from the Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to the Fund prior to the time the Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by the Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of the Fund with respect to the receipt of purchase and redemption orders for Fund shares ("authorized institutions"). Authorized institutions are also authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized institution or, if applicable, an authorized institution's designee, receives the order. Orders will be priced at the Fund's NAV next computed after they are received by an authorized institution or an authorized institution's designee. To determine whether your financial intermediary is an authorized institution or an authorized institution's designee such that it may act as agent on behalf of the Fund with respect to purchase and redemption orders for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with the Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your financial intermediary directly.

HOW THE FUND CALCULATES NAV

The NAV for one Fund share is the value of that share's portion of net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Fund's Board. Pursuant to the policies adopted by, and under the ultimate supervision of, the Board, these methods are implemented through the Fund's Fair Value Pricing Committee, members of which are appointed by the Board. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

There may be limited circumstances in which the Fund would price securities at fair value for stocks of U.S. companies that are traded on U.S. exchanges -- for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing.

With respect to any non-U.S. securities held by the Fund, the Fund may take factors influencing specific markets or issuers into consideration in determining the fair value of a non-U.S. security. International securities markets may be open on days when the U.S. markets are closed. In such cases, the value of any international securities owned by the Fund may be significantly affected on days when investors cannot buy or sell shares. In addition, due to the difference in times between the close of the international markets and the time the Fund prices its shares, the value the Fund assigns to securities generally will not be the same as the quoted or published prices of those securities on its primary markets or exchanges. In determining fair value prices, the Fund may consider the performance of securities on its primary exchanges, foreign currency appreciation/depreciation, or securities market movements in the United States, or other relevant information as related to the securities.

Securities and other assets for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

FUND CODES

The reference information listed below will be helpful to you when you contact the Fund to purchase or exchange I Class or R Class Shares of the Fund, check daily NAV or obtain additional information.

--------------------------------------------------------------------------------
FUND NAME                                 TICKER SYMBOL     CUSIP     FUND CODE
--------------------------------------------------------------------------------
Logan Circle Partners High Yield Fund
--------------------------------------------------------------------------------
    I Class Shares                            LPYIX       00771X872      7835
--------------------------------------------------------------------------------
    R Class Shares                            LPYRX       00771X864      7834
--------------------------------------------------------------------------------

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at (800) 252-4993.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Fund.

If you would like to have your redemption proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Fund in writing.

Certain redemption requests will require a signature guarantee by an eligible guarantor institution. Eligible guarantors include commercial banks, savings and loans, savings banks, trust companies, credit unions, member firms of a national stock exchange, or any other member or participant of an approved signature guarantor program. For example, signature guarantees may be required if your address of record has changed in the last 30 days, you want the proceeds sent to a bank other than the bank of record on your account, or if you ask that the proceeds be sent to a different person or address. Please note that a NOTARY PUBLIC IS NOT AN ACCEPTABLE provider of a signature guarantee and that we must be provided with the original guarantee. Signature guarantees are for the protection of our shareholders. Before granting a redemption request, the Fund may require a shareholder to furnish additional legal documents to ensure proper authorization.

Accounts held by a corporation, trust, fiduciary or partnership may require additional documentation along with a signature guaranteed letter of instruction. The Fund participates in the Paperless Legal Program (the "Program"), which eliminates the need for accompanying paper documentation on legal securities transfers. Requests received with a MEDALLION SIGNATURE GUARANTEE will be reviewed for the proper criteria to meet the guidelines of the Program and may not require additional documentation. Please contact Shareholder Services at (800) 252-4993 for more information.

The sale price will be the NAV next determined after the Fund receives your request in proper form.

BY MAIL

To redeem shares by mail, please send a letter to the Fund signed by all registered parties on the account specifying:

     o    The Fund name;

     o    The share class;

     o    The account number;

     o    The dollar amount or number of shares you wish to redeem;

     o    The account name(s); and

     o    The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.

REGULAR MAIL ADDRESS

Logan Circle Partners Funds
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

Logan Circle Partners Funds
c/o DST Systems, Inc.
430 West 7th Street
Kansas City, MO 64105

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services of sell orders does not constitute receipt by the Fund's transfer agent. The share price used to fill the sell order is the next price calculated by the Fund after the Fund's transfer agent receives the order in proper form at the P.O. Box provided for regular mail delivery or the office address provided for express mail delivery.

BY TELEPHONE

To redeem shares by telephone, you must first establish the telephone redemption privilege (and, if desired, the wire and/or ACH redemption privilege) by completing the appropriate sections of the account application. Call (800) 252-4993 to redeem your shares. Based on your instructions, the Fund will mail your proceeds to you or send them to your bank via wire or ACH.

BY SYSTEMATIC WITHDRAWAL PLAN (VIA ACH) (R CLASS SHARES ONLY)

If you have a direct account with the Fund and your account balance is at least $100,000, you may transfer as little as $100 per month from your account to another financial institution through a Systematic Withdrawal Plan (via ACH). To participate in this service, you must complete the appropriate sections of the account application and mail it to the Fund. A systematic withdrawal plan is not available for Class I Shares.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (may be subject to a $10 fee), sent to you by check or sent via ACH to your bank account if you have established banking instructions on your account. IF YOU PURCHASE SHARES USING A CHECK OR VIA ACH, AND SOON AFTER REQUEST A REDEMPTION, IF THE CHECK HAS NOT CLEARED THE FUND WILL NOT CONSIDER THE REQUEST TO BE IN "PROPER FORM" AND WILL NOT HONOR THE REDEMPTION REQUEST.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Fund's remaining shareholders, the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1 million with respect to I Class shares and $100,000 with respect to R Class shares because of redemptions, you may be required to sell your shares. The Fund generally will provide you at least 60 days' written notice to give you time to add to your account and avoid the involuntary redemption of your shares. The Fund reserves the right to waive the minimum account value requirement in its sole discretion.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

EXCHANGING SHARES

At no charge, you may exchange shares of the Fund for shares of another Fund in the Logan Circle Partners Funds complex by writing to or calling the Fund. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

At no charge, you may also convert one class of shares of the Fund directly to the other class of shares of the Fund, subject to the fees and expenses of such other class of shares, and provided that you meet the eligibility requirements applicable to investing in such other class of shares, as set forth in this prospectus. An exchange between share classes of the Fund is not a taxable event.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Excessive Trading Policies and Procedures."

SHAREHOLDER SERVICING ARRANGEMENTS

The Fund may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Fund generally pays financial intermediaries a fee that is based on the assets of the Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.

The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.25% based on the average daily net assets of the Fund's R Class Shares. The Fund does not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Fund, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Fund's shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support for the Fund. These payments may be in addition to any shareholder servicing payments that are reflected in the fee table sections of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Fund. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Fund available to their customers or registered representatives, including providing the Fund with "shelf space," placing it on a preferred or recommended fund list, or promoting the Fund in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" and "Shareholder Services" in the Fund's SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the NAV or price of the Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

In addition, because the Fund may invest in foreign securities traded primarily on markets that close prior to the time the Fund determines its NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than funds investing exclusively in U.S. securities. In instances where a significant event that affects the value of one or more foreign securities held by the Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of the Fund's shares if the prices of the Fund's foreign securities do not reflect their fair value. Although the Fund has procedures designed to determine the fair value of foreign securities for purposes of calculating its NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.

The Fund's service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Board. For purposes of applying these policies, the Fund's service providers may consider the trading history of accounts under common ownership or control. The Fund's policies and procedures include:

     o Shareholders are restricted from making more than five (5) "round trips" into or out of the Fund over any rolling 12 month period. The Fund defines a "round trip" as a purchase into the Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund. Shareholders are also restricted from making more than eight exchanges (between the Fund and another Fund in the Logan Circle Partners Funds complex) per calendar year. If a shareholder exceeds these amounts, the Fund and/or its service providers may, at their discretion, reject any additional purchase or exchange orders.

     o The Fund reserves the right to reject any purchase or exchange request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund and/or its service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. The Fund does not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Fund for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund has entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Fund's market-timing policy; (2) furnish the Fund, upon its request, with information regarding customer trading activities in shares of the Fund; and (3) enforce the Fund's market-timing policy with respect to customers identified by the Fund as having engaged in market timing. When information regarding transactions in the Fund's shares is requested by the Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Fund has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Fund, to restrict or prohibit the indirect intermediary from purchasing shares of the Fund on behalf of other persons.

The Fund and its service providers will use reasonable efforts to work with financial intermediaries to identify excessive short-term trading in omnibus accounts that may be detrimental to the Fund. However, there can be no assurance that the monitoring of omnibus account level trading will enable the Fund to identify or prevent all such trading by a financial intermediary's customers. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Fund, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Fund reserves the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, the Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities and have appointed an anti-money laundering officer to monitor the Fund's compliance with the program. In this regard, the Fund reserves the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Fund and its shareholders. This summary is based on current U.S. federal income tax laws, which may change. This summary does not apply to shares held in an IRA or other tax-qualified plans, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future.

The Fund intends to distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Fund may be subject to federal, state and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Distributions reported by the Fund as long-term capital gains and as qualified dividend income are generally taxable at the rates applicable to long-term capital gains and set at a maximum tax rate for individuals at 20% (lower rates apply to individuals in lower tax brackets). Once a year the Fund will send you a statement showing the types and total amount of distributions you received during the previous year.

You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short-term capital gain or loss if you held the shares for 12 months or less or as long-term capital gain or loss if you held the shares for longer. Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the Fund shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if you purchase other substantially identical shares within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Effective as of January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of shares of the Fund).

Because the Fund may invest in foreign securities, it may be subject to foreign withholding taxes with respect to dividends or interest that the Fund receives from sources in foreign countries. If more than 50% of the total assets of the Fund consists of foreign securities, the Fund will be eligible to elect to treat some of those taxes as a distribution to shareholders, which would allow shareholders to offset some of their U.S. federal income tax. The Fund will notify you if it makes such an election and provide you with the information neccessary to reflect foreign taxes paid on your income tax return.

Because each shareholder's tax situation is different, you should consult your tax advisor about the tax implications of an investment in the Fund.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this prospectus, financial highlights are not available.

                      THE ADVISORS' INNER CIRCLE FUND III

                     LOGAN CIRCLE PARTNERS HIGH YIELD FUND

INVESTMENT ADVISER

Logan Circle Partners L.P.
1717 Arch Street, Suite 15005
Philadelphia, PA 19103

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated [ ] includes detailed information about the Fund and The Advisors' Inner Circle Fund III. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Fund's holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORTS (WHEN AVAILABLE), OR MORE
INFORMATION:

BY TELEPHONE:      (800) 252-4993

BY MAIL:           Logan Circle Partners Funds
                   P.O. Box 219009
                   Kansas City, MO 64121-9009

BY INTERNET:       The Fund does not have a website, but you can obtain the SAI,
                   Annual or Semi-Annual Report by mail or telephone.

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund III, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND III'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-22920.


                                                                [INVENTORY CODE]

                             SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND
    MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.
     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY
             JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.

   Preliminary Statement of Additional Information Dated December 23, 2014

                      STATEMENT OF ADDITIONAL INFORMATION

                     LOGAN CIRCLE PARTNERS HIGH YIELD FUND
                        (I CLASS SHARES TICKER SYMBOL: LPYIX)
                        (R CLASS SHARES TICKER SYMBOL: LPYRX)


                                  A SERIES OF
                      THE ADVISORS' INNER CIRCLE FUND III

                                  [____], 2015

                              INVESTMENT ADVISER:

                           LOGAN CIRCLE PARTNERS L.P.

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of The Advisors' Inner Circle Fund III (the "Trust") and the Logan Circle Partners High Yield Fund (the "Fund"). This SAI is incorporated by reference into and should be read in conjunction with the Fund's prospectus dated [____], 2015. Capitalized terms not defined herein are defined in the prospectus. Shareholders may obtain copies of the Fund's prospectus or Annual Report, when available, free of charge by writing to the Trust at Logan Circle Partners Funds, c/o DST Systems, Inc., P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Logan Circle Partners Funds, c/o DST Systems, Inc., 430 W 7th Street, Kansas City, MO 64105) or calling the Fund at (800) 252-4993.

                               TABLE OF CONTENTS

THE TRUST ................................................................  S-XX
DESCRIPTION OF PERMITTED INVESTMENTS .....................................  S-XX
INVESTMENT LIMITATIONS ...................................................  S-XX
THE ADVISER ..............................................................  S-XX
THE PORTFOLIO MANAGER ....................................................  S-XX
THE ADMINISTRATOR ........................................................  S-XX
THE DISTRIBUTOR ..........................................................  S-XX
SHAREHOLDER SERVICES .....................................................  S-XX
PAYMENTS TO FINANCIAL INTERMEDIARIES .....................................  S-XX
THE TRANSFER AGENT .......................................................  S-XX
THE CUSTODIAN ............................................................  S-XX
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................  S-XX
LEGAL COUNSEL ............................................................  S-XX
TRUSTEES AND OFFICERS OF THE TRUST .......................................  S-XX
PURCHASING AND REDEEMING SHARES ..........................................  S-XX
DETERMINATION OF NET ASSET VALUE .........................................  S-XX
TAXES ....................................................................  S-XX
FUND TRANSACTIONS ........................................................  S-XX
PORTFOLIO HOLDINGS .......................................................  S-XX
DESCRIPTION OF SHARES ....................................................  S-XX
LIMITATION OF TRUSTEES' LIABILITY ........................................  S-XX
PROXY VOTING .............................................................  S-XX
CODES OF ETHICS ..........................................................  S-XX
5% AND 25% SHAREHOLDERS ..................................................  S-XX
APPENDIX A -- DESCRIPTION OF RATINGS .....................................   A-1
APPENDIX B -- PROXY VOTING POLICIES AND PROCEDURES .......................   B-1


                                                                           [   ]

THE TRUST

GENERAL. The Fund is a separate series of the Trust. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong solely to that fund and would be subject to any liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) pro rata share of the fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

HISTORY OF THE FUND. The Fund is the successor to the Logan Circle Partners High Yield Fixed Income, L.P. (the "Predecessor Fund"). The Predecessor Fund was managed by the Adviser using investment objectives, strategies, policies and restrictions that were in all material respects equivalent to those used in managing the Fund. The date of inception of the Predecessor Fund was August 1, 2008. The Predecessor Fund dissolved and reorganized into the I Class and R Class Shares of the Fund on [____]. All of the assets of the Predecessor Fund were transferred to the Fund in connection with the reorganization.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Fund in I Class shares and R Class shares. The different classes provide for variations in shareholder servicing fees and minimum investment requirements. Minimum investment requirements and investor eligibility are described in the prospectus. The Trust reserves the right to create and issue additional classes of shares.

VOTING RIGHTS. Each shareholder of record is entitled to one vote for each share held on the record date for the meeting. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of members of the Board of Trustees (each, a "Trustee" and collectively, the "Trustees" or the "Board") under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law and the Declaration of Trust, without the approval of shareholders of any series.

DESCRIPTION OF PERMITTED INVESTMENTS

The Fund's investment objective and principal investment strategies are described in the prospectus. The Fund is diversified, as that term is defined under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the prospectus. The following are descriptions of the permitted investments and investment practices of the Fund and the associated risk factors. The Fund may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with or is not permitted by the Fund's stated investment policies, including those stated below.

AMERICAN DEPOSITARY RECEIPTS ("ADRS"). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a "depository" and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.
 Generally, ADRs are issued in registered form, denominated in U.S. dollars, and designed for use in the U.S. securities markets. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally designed for use in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

For purposes of the Fund's investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. Equity securities represent ownership interests in a company or partnership and consist of common stocks, preferred stocks, warrants and rights to acquire common stock, securities convertible into common stock, and investments in master limited partnerships. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate. The Fund may purchase equity securities traded on global securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o ALTERNATIVE ENTITY SECURITIES. Alternative entity securities are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

o EXCHANGE-TRADED FUNDS ("ETFS"). An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs ([R]), DIAMONDS (SM), NASDAQ 100 Index Tracking Stock (SM) ("QQQs (SM)"), and iShares ([R]). The Fund could purchase an ETF to temporarily gain exposure to a portion of the
     U. S. or foreign market while awaiting an opportunity to purchase securities directly. Similarly, the Fund may establish a short position in an ETF to gain inverse exposure to a portion of the U. S. or foreign markets. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

o Factors affecting an entire industry, such as increases in production costs; and

o Changes in general financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

REAL ESTATE INVESTMENT TRUSTS ("REITS"). A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes.
 To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 90% or more of its otherwise taxable income to shareholders. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which the Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which the Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

MICRO, SMALL AND MEDIUM CAPITALIZATION ISSUERS. Investing in equity securities of micro, small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of micro and smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of micro and smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

INITIAL PUBLIC OFFERINGS ("IPOS") - The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on a Fund with a small asset base. The Fund may hold IPO shares for a very short period of time, which may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

MASTER LIMITED PARTNERSHIPS ("MLPS") -- MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs that are formed as limited partnerships generally have two classes of owners, the general partner and limited partners, while MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members.

The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. A holder of general partner interests can be liable under certain circumstances for amounts greater than the amount of the holder's investment in the general partner interest. General partner interests are not publicly traded and generally cannot be converted into common units. The general partner interest can be redeemed by the MLP if the MLP unitholders choose to remove the general partner, typically with a supermajority vote by limited partner unitholders.

Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management. Common units are listed and traded on U.S. securities exchanges, with their value fluctuating predominantly based on prevailing market conditions and the success of the MLP. Unlike owners of common stock of a corporation, owners of common units have limited voting rights and have no ability annually to elect directors. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures and acquire assets in order to increase the partnership's cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

EMERGING MARKETS -- An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS -- Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If the Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of Logan Circle Partners L.P., (the "Adviser"), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS -- Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

     o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

     o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

     o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

     o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

     o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit the Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval or limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.

INFORMATION AND SUPERVISION -- There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign companies more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK -- The Adviser anticipates that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States. Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

     o are generally more volatile than, and not as developed or efficient as, those in the United States;

     o    have substantially less volume;

     o trade securities that tend to be less liquid and experience rapid and erratic price movements;

     o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

     o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

     o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

     o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

     o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

     o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

     o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

     o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

     o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK -- While the Fund denominates its NAV in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

     o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

     o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

     o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

     o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

     o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

     o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES -- Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for the Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments.

EMERGING MARKETS -- Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

     o    Have relatively unstable governments;

     o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

     o Offer less protection of property rights than more developed countries; and

     o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's Rating Services ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A -- Description of Ratings" to this SAI.

U.S. GOVERNMENT SECURITIES - The Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association ("Fannie Mae"), the Government National Mortgage Association ("Ginnie Mae"), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation ("Farmer Mac").

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency. Additionally, some obligations are issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, which are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. Guarantees of principal by U.S. government agencies or instrumentalities may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the "Senior Preferred Stock Purchase Agreement" or "Agreement"). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury's funding commitment to increase as necessary to accommodate any cumulative reduction in net worth through the end of 2012. The unlimited support the U.S. Treasury extended to the two companies expired at the beginning of 2013 -- Fannie Mae's support is now capped at $125 billion and Freddie Mac has a limit of $149 billion.

On August 17, 2012, the U.S. Treasury announced that it was again amending the Agreement to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% annual dividend. Instead, the companies will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is believed that the new amendment puts Fannie Mae and Freddie Mac in a better position to service their debt because the companies no longer have to borrow from the U.S. Treasury to make fixed dividend payments. As part of the new terms, Fannie Mae and Freddie Mac also will be required to reduce their investment portfolios at an annual rate of 15 percent instead of the previous 10 percent, which puts each of them on track to cut their portfolios to a targeted $250 billion in 2018.

Fannie Mae and Freddie Mac are the subject of several continuing class action lawsuits and investigations by federal regulators over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may adversely affect the guaranteeing entities. Importantly, the future of the entities is in serious question as the U.S. Government reportedly is considering multiple options, ranging from nationalization, privatization, consolidation, or abolishment of the entities.

o U. S. TREASURY OBLIGATIONS - U. S. Treasury obligations consist of direct obligations of the U. S. Treasury, including Treasury bills, notes and bonds, and separately traded interest and principal component parts of such obligations, including those transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). The STRIPS program lets investors hold and trade the individual interest and principal components of eligible Treasury notes and bonds as separate securities. Under the STRIPS program, the principal and interest components are separately issued by the U. S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

INVESTMENT GRADE FIXED INCOME SECURITIES. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Fund's adviser or sub-adviser. See "Appendix A -Description of Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, the Adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

DEBT SECURITIES. Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

o CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

o MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

     Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The Adviser will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

     Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by Ginnie Mae, Fannie Mae and Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. The most significant differences of mortgage-backed securities are: 1) payments of interest and principal are more frequent (usually monthly) and 2) falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing the Fund to reinvest the money at a lower interest rate. In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. When prepayment occurs, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion ("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which consist of the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

SENIOR LOANS AND BANK LOANS. Senior loans and bank loans typically are arranged through private negotiations between a borrower and several financial institutions or a group of lenders which are represented by one or more lenders acting as agent. The agent is often a commercial bank that originates the loan and invites other parties to join the lending syndicate. The agent will be primarily responsible for negotiating the loan agreement and will have responsibility for the documentation and ongoing administration of the loan on behalf of the lenders after completion of the loan transaction. The Fund can invest in a senior loan or bank loan either as a direct lender or through an assignment or participation.

When the Fund acts as a direct lender, it will have a direct contractual relationship with the borrower and may participate in structuring the loan, may enforce compliance by the borrower with the terms of the loan agreement and may have voting, consent and set-off rights under the loan agreement.

Loan assignments are investments in all or a portion of certain senior loans or bank loans purchased from the lenders or from other third parties. The purchaser of an assignment typically will acquire direct rights against the borrower under the loan. While the purchaser of an assignment typically succeeds to all the rights and obligations of the assigning lender under the loan agreement, because assignments are arranged through private negotiations between potential assignees and assignors, or other third parties whose interests are being assigned, the rights and obligations acquired by the Fund may differ from and be more limited than those held by the assigning lender.

A holder of a loan participation typically has only a contractual right with the seller of the participation and not with the borrower or any other entities interpositioned between the seller of the participation and the borrower. As such, the purchaser of a loan participation assumes the credit risk of the seller of the participation, and any intermediary entities between the seller and the borrower, in addition to the credit risk of the borrower. When the Fund holds a loan participation, it will have the right to receive payments of principal, interest and fees to which it may be entitled only from the seller of the participation and only upon receipt of the seller of such payments from the borrower or from any intermediary parties between the seller and the borrower. Additionally, the Fund will generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, will have no voting, consent or set-off rights under the loan agreement and may not directly benefit from the collateral supporting the loan although lenders that sell participations generally are required to distribute liquidation proceeds received by them pro rata among the holders of such participations. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the seller or intermediary. If the borrower fails to pay principal and interest when due, the Fund may be subject to greater delays, expenses and risks that those that would have been involved if the Fund had purchased a direct obligation of such borrower.

Direct loans, assignments and loan participations may be considered liquid, as determined by the advisers based on criteria approved by the Board.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which the Fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The acquisition of a repurchase agreement may be deemed to be an acquisition of the underlying securities as long as the obligation of the seller to repurchase the securities is collateralized fully. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under
Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The Fund may also enter into "tri-party" repurchase agreements. In "tri-party" repurchase agreements, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties and, therefore, the Fund may be subject to the credit risk of those custodians. It is the current policy of the Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by the Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. The Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Fund's expenses. Unless an exception is available, Section 12(d)(1)(A) of the 1940 Act prohibits a fund from (i) acquiring more than 3% of the voting shares of any one investment company, (ii) investing more than 5% of its total assets in any one investment company, and
(iii) investing more than 10% of its total assets in all investment companies combined, including its ETF investments.

For hedging or other purposes, the Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as exchange-traded funds, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things.

Pursuant to orders issued by the Securities and Exchange Commission (the "SEC") to each of certain iShares, Market Vectors, Vanguard, ProShares, PowerShares, Guggenheim (formerly, Claymore), Direxion, Wisdom Tree, Rydex, First Trust and SPDR exchange-traded funds (collectively, the "ETFs") and procedures approved by the Board, the Fund may invest in the ETFs in excess of the 3% limit described above, provided that the Fund otherwise complies with the conditions of the SEC order, as it may be amended, and any other applicable investment limitations. Neither the ETFs nor their investment advisers make any representations regarding the advisability of investing in the ETFs.

WHEN-ISSUED, DELAYED--DELIVERY AND FORWARD TRANSACTIONS

A when-issued security is one whose terms are available and for which a market exists, but which have not been issued. In a forward delivery transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. "Delayed-delivery" refers to securities transactions on the secondary market where settlement occurs in the future. In each of these transactions, the parties fix the payment obligation and the interest rate that they will receive on the securities at the time the parties enter the commitment; however, they do not pay money or deliver securities until a later date. Typically, no income accrues on securities the Fund has committed to purchase before the securities are delivered, although the Fund may earn income on securities it has in a segregated account to cover its position. The Fund will only enter into these types of transactions with the intention of actually acquiring the securities, but may sell them before the settlement date.

The Fund may use when-issued, delayed-delivery and forward delivery transactions to secure what it considers an advantageous price and yield at the time of purchase. When the Fund engages in when-issued, delayed-delivery or forward delivery transactions, it relies on the other party to consummate the sale. If the other party fails to complete the sale, the Fund may miss the opportunity to obtain the security at a favorable price or yield.

When purchasing a security on a when-issued, delayed delivery, or forward delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield changes. At the time of settlement, the market value of the security may be more or less than the purchase price. The yield available in the market when the delivery takes place also may be higher than those obtained in the transaction itself. Because the Fund does not pay for the security until the delivery date, these risks are in addition to the risks associated with its other investments.

The Fund will segregate cash or liquid securities equal in value to commitments for the when-issued, delayed delivery or forward delivery transactions. The Fund will segregate additional liquid assets daily so that the value of such assets is equal to the amount of the commitments.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental, which means that the Fund cannot change them without approval by the vote of a majority of the outstanding shares of the Fund. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

NON-FUNDAMENTAL POLICIES

In addition to the Fund's investment objective, the following investment limitations of the Fund are non-fundamental and may be changed by the Board without shareholder approval.

The Fund may not:

1. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

2. Borrow money from a bank in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in the SAI.

4. Purchase or sell real estate or real estate limited partnership interests, except that the Fund may purchase marketable securities issued by companies which own or invest in real estate (including REITs).

5. Purchase an investment if, as a result, more than 15% of the value of the Fund's net assets would be invested in illiquid securities.

6. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

7. Change its investment strategy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in a portfolio of high yield fixed income securities (also known as "junk bonds") without 60 days' prior written notice to shareholders.

The Fund may:

1. Purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived from (in whole or in part) physical commodities or financial commodities.

The following descriptions of certain provisions of the 1940 Act may assist investors in understanding the above policies and restrictions:

BORROWING. The 1940 Act restricts an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act, shall not be regarded as borrowings for the purposes of the Fund's investment restriction. Section 18(f) of the 1940 Act permits an investment company to borrow only from banks.

CONCENTRATION. The SEC has defined concentration as investing 25% or more of an investment company's total assets in any particular industry or group of industries, with certain exceptions. For purposes of the Fund's concentration policy, the Fund may classify and re-classify companies in a particular industry and define and redefine industries in any reasonable manner.

DIVERSIFICATION. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's voting securities would be held by a fund.

LENDING. Under the 1940 Act, an investment company may only make loans if expressly permitted by its investment policies.

SENIOR SECURITIES. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

UNDERWRITING. Under the 1940 Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

REAL ESTATE AND COMMODITIES. The 1940 Act does not directly restrict an investment company's ability to invest in real estate or commodities, but does require that every investment company have a fundamental investment policy governing such investments.

Except with respect to the Fund's policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances causes the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause the Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations within three days thereafter (not including Sundays and holidays).

THE ADVISER

GENERAL. Logan Circle Partners L.P., a Pennsylvania limited partnership located at 1717 Arch Street, Suite 1500, Philadelphia, PA 19103, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was founded in 2007 and is a wholly owned subsidiary of Fortress Investment Group LLC ("Fortress"), a publicly traded company founded in 1998. As of September 30, 2014, the Adviser had approximately $31.1 billion in assets under management.

ADVISORY AGREEMENT. The Trust and the Adviser have entered into an investment advisory agreement dated December 15, 2014 (the "Advisory Agreement") with respect to the Fund. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties under this Advisory Agreement.

After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" or of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. As used in the Advisory Agreement, the terms "majority of the outstanding voting securities," "interested persons" and "assignment" have the same meaning as such terms in the 1940 Act.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the Fund's the average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.70% and 0.95% of the Fund's I Class Shares' and R Class Shares' average daily net assets, respectively, until February 28, 2016. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2016.

If at any point total annual Fund operating expenses (not including excluded expenses) are below the levels for the Fund as set forth above, the Adviser may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place.

As of the date of this SAI, the Fund had not commenced operations, and therefore did not pay any fees to the Adviser, nor have any fees waived by the Adviser as of such date.

THE PORTFOLIO MANAGER

This section includes information about the Fund's portfolio manager, including information about other accounts they manage, the dollar range of Fund shares they own and how they are compensated.

COMPENSATION. Compensation for the portfolio manager is based on an incentive program primarily comprised of four elements:

(I) FIXED BASE SALARY: This is generally the smallest portion of compensation and is generally within a similar range for all investment professionals. The base salary does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

(II) DISCRETIONARY INCENTIVE COMPENSATION IN THE FORM OF AN ANNUAL CASH BONUS:
The Adviser's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, the Adviser considers the contribution to his/her team or discipline, as well as his/her contribution to the overall firm. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer groups or similar styles of investments, and appropriate, broad-based or specific market indices) and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance.

(III) LONG-TERM INCENTIVE PLAN ("LTIP"): As a long-term incentive and performance bonus, Logan Circle and Fortress, the Adviser's parent company, have structured a Long-Term Incentive Plan ("LTIP"). The LTIP is distributed to the Adviser's key investment and non-investment personnel as a means of incentive and retention. Awards under the LTIP may be distributed in the form of a cash or Fortress stock award that is subject to vesting and other conditions.

(IV) CONTRIBUTIONS UNDER THE FORTRESS 401(K) PLAN: The contributions are based on the overall profitability of Fortress. The amount and allocation of the contributions are determined at the sole discretion of Fortress.

FUND SHARES OWNED BY PORTFOLIO MANAGERS. The Fund is required to show the dollar amount range of the portfolio manager's "beneficial ownership" of shares of the Fund as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the "1934 Act"). Because the Fund has not commenced operations, as of the date of this SAI, the portfolio manager did not beneficially own shares of the Fund.

OTHER ACCOUNTS. In addition to the Fund, the portfolio manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of November 30, 2014.

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                        REGISTERED INVESTMENT                 OTHER POOLED
                             COMPANIES                     INVESTMENT VEHICLES              OTHER ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
                        NUMBER OF      TOTAL ASSETS       NUMBER OF  TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
NAME                    ACCOUNTS       (IN MILLIONS)      ACCOUNTS   (IN MILLIONS)  ACCOUNTS    (IN MILLIONS)
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Timothy L. Rabe,
CFA (1)                    6             $1,211              1            $85          32          $3,975
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(1) Includes 2 accounts managed with a performance-based fee, representing approximately $252 million in assets.

CONFLICTS OF INTEREST. Real, potential or apparent conflicts of interest may arise when the portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account. The Adviser has adopted procedures that it believes are reasonably designed to detect and prevent violations of the federal securities laws and to mitigate the potential for conflicts of interest to affect portfolio management decisions; however, there can be no assurance that all conflicts will be identified or that all procedures will be effective in mitigating the potential for such risks. The Adviser and/or its affiliates manage certain accounts subject to performance-based fees or may have proprietary investments in certain accounts. The side-by-side management of the Fund and these other accounts may raise potential conflicts of interest with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions. The performance of the Fund's investments could be adversely affected by the manner in which the Adviser enters particular orders for all such accounts. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited supply and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price.

The Adviser has adopted a policy to allocate investment opportunities in a fair and equitable manner among client accounts. Orders for the same security on the same day are generally aggregated consistent with the Adviser's duty of best execution; however, purchases of fixed income securities cannot always be allocated pro rata across all client accounts with similar investment strategies and objectives. The Adviser will attempt to mitigate any potential unfairness using an objective methodology that in the good faith judgment of the Adviser permits a fair and equitable allocation over time.

The Adviser manages the Fund and other client accounts in accordance with their respective investment objectives and guidelines. As a result, the Adviser may give advice, and take action with respect to any current or future other client accounts that may be opposed to or conflict with the advice the Adviser may give to the Fund, or may involve a different timing or nature of action than with respect to the Fund. Where the portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increases the holding in such security. The results of the investment activities of the Fund may differ significantly from the results achieved by the Adviser for other client accounts.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated February 12, 2014. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. For its services under the Administration Agreement, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate that is detailed below in the following schedule:

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    FEE (AS A PERCENTAGE OF AGGREGATE
       AVERAGE ANNUAL ASSETS)               FUND'S AVERAGE DAILY NET ASSETS
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                0.10%                             First $500 million
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                0.09%                             $500 - $750 million
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                0.08%                             Over $750 million
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Due to account minimums, the annual administration fee the Fund pays will exceed the above percentages at low asset levels.

THE DISTRIBUTOR

GENERAL. The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and an affiliate of the Administrator, are parties to a distribution agreement dated February 12, 2014 ("Distribution Agreement"), whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the majority of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested persons" of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Board or, with respect to the Fund, by a majority of the outstanding shares of the Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

SHAREHOLDER SERVICES

SHAREHOLDER SERVICING PLAN. The Fund has adopted a shareholder servicing plan (the "Service Plan") under which a shareholder servicing fee of up to 0.25% of average daily net assets of R Class Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for, performing certain shareholder and administrative services as discussed below.

DESCRIPTION OF SHAREHOLDER SERVICES. Shareholder services may include: (i) maintaining accounts relating to R Class shareholders; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the services provider; (iv) responding to inquiries from shareholders concerning their investment in R Class shares; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in shares; (vii) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to clients; and (viii) processing dividend payments from the Fund on behalf of shareholders.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser and/or its affiliates, in their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Fund, its service providers or their respective affiliates, as incentives to help market and promote the Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Fund, the Distributor or shareholders of the Fund through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

The Adviser and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries customers, a flat fee or other measures as determined from time to time by the Adviser and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.

THE TRANSFER AGENT

DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105 (the "Transfer Agent"), serves as the Fund's transfer agent.

THE CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661 (the "Custodian"), acts as custodian of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[____] serves as the independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103-2921, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and its series, including the Fund described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as the Adviser, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust's service providers and, thus, have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the funds. The funds and their service providers employ a variety of processes, procedures and controls to identify various possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust's business (e.g., the Adviser is responsible for the day-to-day management of the Fund's portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the funds' service providers the importance of maintaining vigorous risk management.

The Trustees' role in risk oversight begins before the inception of a fund, at which time certain of the fund's service providers present the Board with information concerning the investment objectives, strategies and risks of the fund as well as proposed investment limitations for the fund. Additionally, the fund's adviser provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust's Chief Compliance Officer, as well as personnel of the adviser and other service providers, such as the fund's independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the funds by the adviser and receives information about those services at its regular meetings. In addition, on an annual basis, in connection with its consideration of whether to renew the advisory agreement with the adviser, the Board meets with the adviser to review such services. Among other things, the Board regularly considers the adviser's adherence to the funds' investment restrictions and compliance with various fund policies and procedures and with applicable securities regulations. The Board also reviews information about the funds' investments, including, for example, portfolio holdings schedules and reports on the adviser's use of derivatives in managing the funds, if any, as well as reports on the funds' investments in ETFs, if any.

The Trust's Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and fund and adviser risk assessments. At least annually, the Trust's Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust's policies and procedures and those of its service providers, including the adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from the funds' service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust's Fair Value Pricing Committee makes regular reports to the Board concerning investments for which market quotations are not readily available. Annually, the independent registered public accounting firm reviews with the Audit Committee its audit of the funds' financial statements, focusing on major areas of risk encountered by the funds and noting any significant deficiencies or material weaknesses in the funds' internal controls. Additionally, in connection with its oversight function, the Board oversees fund management's implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust's internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust's financial reporting and the preparation of the Trust's financial statements.

From their review of these reports and discussions with the adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of the funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the funds' goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the funds' investment management and business affairs are carried out by or through the funds' advisers and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the funds' and each other's in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board's ability to monitor and manage risk, as a practical matter, is subject to limitations.

MEMBERS OF THE BOARD. There are five members of the Board of Trustees, four of whom are not interested persons of the Trust, as that term is defined in the 1940 Act ("independent Trustees"). Mr. Doran, an interested person of the Trust, serves as Chairman of the Board. Mr. Hunt, an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute more than three-quarters of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust, and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from fund management.

The Board of Trustees has two standing committees: the Audit Committee and Governance Committee. The Audit Committee and Governance Committee are chaired by an independent Trustee and composed of all of the independent Trustees. In addition, the Board of Trustees has a lead independent Trustee.

In his role as lead independent Trustee, Mr. Hunt, among other things: (i) presides over Board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates communication between the independent Trustees and management, and among the independent Trustees; (v) serves as a key point person for dealings between the independent Trustees and management; and (vi) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, years of birth, position with the Trust, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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                                                       PRINCIPAL OCCUPATIONS         OTHER DIRECTORSHIPS HELD IN THE PAST
NAME AND YEAR OF BIRTH      POSITION WITH TRUST        IN THE PAST 5 YEARS           5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran            Chairman of the Board      Self-Employed                 Current Directorships: Trustee of The
(Born: 1940)                of Trustees(1)             Consultant since 2003.        Advisors' Inner Circle Fund, The
                            (since 2014)               Partner at Morgan,            Advisors' Inner Circle Fund II, Bishop
                                                       Lewis & Bockius LLP           Street Funds, SEI Daily Income Trust,
                                                       (law firm) from 1976 to       SEI Institutional International Trust,
                                                       2003. Counsel to the          SEI Institutional Investments Trust, SEI
                                                       Trust, SEI Investments,       Institutional Managed Trust, SEI
                                                       SIMC, the Administrator       Liquid Asset Trust, SEI Asset
                                                       and the Distributor.          Allocation Trust, SEI Tax Exempt
                                                                                     Trust, Adviser Managed Trust, New
                                                                                     Covenant Funds, SEI Insurance
                                                                                     Products Trust, The KP Funds, and O'Connor
                                                                                     EQUUS (closed-end investment company).
                                                                                     Director of SEI Investments (Europe),
                                                                                     Limited, SEI Investments--Global
                                                                                     Funds Services, Limited, SEI
                                                                                     Investments Global, Limited, SEI
                                                                                     Investments (Asia), Limited, SEI Asset
                                                                                     Korea Co., Ltd., SEI Global Nominee
                                                                                     Ltd. and SEI Investments -- Unit Trust
                                                                                     Management (UK) Limited. Director of
                                                                                     the Distributor since 2003.

                                                                                     Former Directorships: Director of SEI
                                                                                     Alpha Strategy Portfolios, LP to 2013.
------------------------------------------------------------------------------------------------------------------------------------



                                        S-26


------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Jon C. Hunt                 Trustee                    Retired since 2013.           Current Directorships: Trustee of City
(Born: 1951)                (since 2014)               Consultant to                 National Rochdale Funds and O'Connor EQUUS
                                                       Management,                   (closed-end investment company).
                                                       Convergent Capital            Member of Independent Committee of Nuveen
                                                       Management, LLC               Commodities Asset Management.
                                                       ("CCM") from 2012 to
                                                       2013. Managing
                                                       Director and Chief
                                                       Operating Officer, CCM
                                                       from 1998 to 2012.
------------------------------------------------------------------------------------------------------------------------------------
Terrence O. Jones           Trustee                    Retired.                      Current Directorships: Trustee of Genworth
(Born: 1963)                (since 2014)                                             Life Insurance Company of New York,
                                                                                     Highland Funds, and O'Connor EQUUS (closed-end
                                                                                     investment company).
------------------------------------------------------------------------------------------------------------------------------------
Thomas P. Lemke             Trustee                    Retired since 2013.           Current Directorships: Independent Director of
(Born: 1954)                (since 2014)               Executive Vice President      Victory Funds. Trustee of AXA Premier VIP
                                                       and General Counsel,          Trust, O'Connor EQUUS (closed-end investment
                                                       Legg Mason, Inc. from         company) and JP Morgan Active ETFs.
                                                       2005 to 2013.
------------------------------------------------------------------------------------------------------------------------------------
Randall S. Yanker           Trustee                    Co-Founder and Senior         Current Directorships: Trustee of O'Connor
(Born: 1960)                (since 2014)               Partner, Alternative          EQUUS (closed-end investment company).
                                                       Asset Managers, L.P.          Independent Non-Executive Director of HFA
                                                       since 2004.                   Holdings Limited.
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Doran may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Distributor and/or its affiliates.

INDIVIDUAL TRUSTEE QUALIFICATIONS

The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Fund provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Fund, and to exercise their business judgment in a manner that serves the best interests of the Fund's shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund boards.

The Trust has concluded that Mr. Hunt should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions, his experience in and knowledge of the financial services industry, and the experience he has gained as a board member of open-end, closed-end and private funds investing in a broad range of asset classes, including alternative asset classes.

The Trust has concluded that Mr. Jones should serve as Trustee because of the experience he gained in a variety of leadership roles with different investment management institutions and in the alternative asset management industry, his experience in and knowledge of the financial services industry, and the experience he has gained serving on other mutual fund boards.

The Trust has concluded that Mr. Lemke should serve as Trustee because of the extensive experience he gained in the financial services industry, including experience in various senior management positions with financial services firms and multiple years of service with a regulatory agency, his background in controls, including legal, compliance and risk management, and his service as general counsel for several financial services firms.

The Trust has concluded that Mr. Yanker should serve as Trustee because of the experience he gained in a variety of leadership roles with the alternative asset management divisions of various financial services firms, his experience in and knowledge of the financial services industry, and the experience he has gained advising institutions on alternative asset management.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board's overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the funds.

BOARD COMMITTEES. The Board has established the following standing committees:

     o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; (ii) reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; (iii) pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent registered public accounting firm and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; (vi) reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; (viii) reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and (ix) other audit related matters. Mr. Hunt, Mr. Jones, Mr. Lemke and Mr. Yanker currently serve as members of the Audit Committee. Mr. Jones serves as the Chairman of the Audit Committee. The Audit Committee meets periodically, as necessary.

     o GOVERNANCE COMMITTEE. The Board has a standing Governance Committee that is composed of each of the independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self-assessment of the Board's operations; (iii) selecting and nominating all persons to serve as independent Trustees and evaluating the qualifications of "interested" Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Mr. Hunt, Mr. Jones, Mr. Lemke and Mr. Yanker currently serve as members of the Governance Committee. Mr. Lemke serves as the Chairman of the Governance Committee. The Governance Committee meets periodically, as necessary.

FAIR VALUE PRICING COMMITTEE. The Board has also established a standing Fair Value Pricing Committee that is composed of various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board.

FUND SHARES OWNED BY BOARD MEMBERS. As of the date of this SAI, the Fund had not commenced operations, and therefore no Trustee owns shares of the Fund. The Trust is the only investment company in the Fund complex.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during the Fund's most recently completed fiscal year ending October 31, 2014.

--------------------------------------------------------------------------------------------------------------
                          AGGREGATE COMPENSATION FROM THE
          NAME                        TRUST                    ESTIMATED TOTAL COMPENSATION FROM THE TRUST
--------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------
William M. Doran                        $0                       $0 for service on one (1) board
--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
Jon C. Hunt                          $15,000                   $15,000 for service on one (1) board
--------------------------------------------------------------------------------------------------------------
Terrence O. Jones                    $ 5,000                   $ 5,000 for service on one (1) board
--------------------------------------------------------------------------------------------------------------
Thomas P. Lemke                      $15,000                   $15,000 for service on one (1) board
--------------------------------------------------------------------------------------------------------------
Randall S. Yanker                    $15,000                   $15,000 for service on one (1) board
--------------------------------------------------------------------------------------------------------------

TRUST OFFICERS. Set forth below are the names, year of birth, position with the Trust, and the principal occupations for the last five years of each of the persons currently serving as executive officers of the Trust. There is no stated term of office for the officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Company or its affiliates act as investment manager, administrator or distributor.

-----------------------------------------------------------------------------------------------------------------
NAME AND YEAR   POSITION WITH TRUST                   PRINCIPAL OCCUPATIONS IN PAST 5 YEARS
OF BIRTH
-----------------------------------------------------------------------------------------------------------------
Michael Beattie President                             Director of Client Service, SEI Investments
(Born: 1965)    (since 2014)                          Company, since 2004.
-----------------------------------------------------------------------------------------------------------------
Robert Nesher   Vice Chairman                         SEI employee 1974 to present; currently performs
(Born: 1946)   (since 2014)                           various services on behalf of SEI Investments for which
                                                      Mr. Nesher is compensated. President and Director of SEI
                                                      Structured Credit Fund, LP. President and Chief Executive
                                                      Officer of SEI Alpha Strategy Portfolios, LP, June 2007
                                                      to September 2013. President and Director of SEI
                                                      Opportunity Fund, L.P. to 2010.
-----------------------------------------------------------------------------------------------------------------
Rami Abdel-     Treasurer, Controller and Chief       Director, SEI Investments, Fund Accounting since
Rahman          Financial Officer                     June 2014. Fund Accounting Director, BNY
(Born: 1974)    (since 2014)                          Mellon, from 2006 to 2014. Fund Accounting
                                                      Manager, JPMorgan Chase, from 1998 to 2006.
-----------------------------------------------------------------------------------------------------------------
Dianne M.       Vice President and Secretary          Counsel at SEI Investments since 2010. Associate
Descoteaux      (since 2014)                          at Morgan, Lewis & Bockius LLP from 2006 to
(Born: 1977)                                          2010.
-----------------------------------------------------------------------------------------------------------------
Russell Emery   Chief Compliance Officer              Chief Compliance Officer of SEI Structured Credit
(Born: 1962)    (since 2014)                          Fund, LP since June 2007. Chief Compliance
                                                      Officer of SEI Alpha Strategy Portfolios, LP from
                                                      June 2007 to September 2013. Chief Compliance
                                                      Officer of The Advisors' Inner Circle Fund,
                                                      Advisors' Inner Circle Fund II, Bishop Street
                                                      Funds, SEI Institutional Managed Trust, SEI Asset
                                                      Allocation Trust, SEI Institutional International
                                                      Trust, SEI Institutional Investments Trust, SEI
                                                      Daily Income Trust, SEI Liquid Asset Trust, SEI
                                                      Tax Exempt Trust, Adviser Managed Trust, New
                                                      Covenant Funds, SEI Insurance Products Trust,
                                                      The KP Funds, and O'Connor EQUUS (closed-end
                                                      investment company). Chief Compliance Officer of
                                                      SEI Opportunity Fund, L.P. until 2010.
-----------------------------------------------------------------------------------------------------------------
Lisa Whittaker Vice President and Assistant Secretary Attorney, SEI Investments Company (2012-
(Born: 1978)   (since 2014)                           present). Associate Counsel and Compliance
                                                      Officer, The Glenmede Trust Company, N.A.
                                                      (2011-2012). Associate, Drinker Biddle & Reath
                                                      LLP (2006-2011).
-----------------------------------------------------------------------------------------------------------------
John Y. Kim    Vice President and Assistant Secretary Attorney, SEI Investments Company (2014-
(Born: 1981)   (since 2014)                           present). Associate, Stradley Ronon Stevens &
                                                      Young, LLP (2009-2014).
-----------------------------------------------------------------------------------------------------------------
Edward         Anti-Money Laundering Compliance       Compliance Manager of SEI Investments
McCusker       Officer and Privacy Officer            Company, May 2011 -- April 2013. Project
(Born: 1983)   (since 2014)                           Manager and AML Operations Lead of SEI Private
                                                      Trust Company, September 2010 -- May 2011.
                                                      Private Banking Client Service Professional of SEI
                                                      Private Banking and Trust, September 2008 --
                                                      September 2010.
-----------------------------------------------------------------------------------------------------------------

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

FOREIGN SECURITIES. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS AND INDEPENDENT BROKERS. Pursuant to contracts with the Administrator, prices for most securities held by the Fund are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

If a security price cannot be obtained from an independent, third-party pricing agent, the Administrator shall seek to obtain a bid price from at least one independent broker.

FAIR VALUE PROCEDURES. Securities for which market prices are not "readily available" or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee. The members of the Fair Valuation Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

TAXES

The following is only a summary of certain additional U.S. federal income tax considerations generally affecting the Fund and its shareholders that is intended to supplement the discussion contained in the Fund's prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Fund's prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY ("RIC"). The Fund intends to qualify and elect to be treated as a RIC. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. If the Fund qualifies as a RIC, it will generally not be subject to federal income taxes on the net investment income and net realized capital gains that it timely distributes to its shareholders. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify as a RIC under the Code, the Fund must distribute annually to its shareholders at least 90% of its net investment income (which, includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any (the
"Distribution Requirement") and also must meet certain additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership (the "Qualifying Income Test"); and (ii) at the close of each quarter of the Fund's taxable year: (A) at least 50% of the value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and that does not represent more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (B) not more than 25% of the value of the Fund's total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of another RIC) of two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the "Asset Test"). Although the Fund intends to distribute substantially all of its net investment income and may distribute their capital gains for any taxable year, the Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. The Fund is treated as a seperate corporation for federal income tax purposes. The Fund therefore is considered to be a seperate entity in determining its treatment under the rules for RICs described herein.

The Fund is currently permitted to purchase or sell financial and physical commodities, commodity contracts based on (or relating to) physical commodities or financial commodities and securities and derivative instruments whose values are derived (in whole or in part) from physical commodities or financial commodities. These commodity-based investments will likely generate non-qualifying income for the Fund under the Qualifying Income Test. The Fund intends to carefully monitor the income from such investments in order to satisfy the Qualifying Income Test by maintaining the Fund's non-qualifying income below 10% of the Fund's gross income for a taxable year.

If the Fund fails to satisfy the Qualifying Income or Asset Tests in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain DE MINIMIS failures of the diversification requirements where the Fund corrects the failure within a specified period. If the Fund fails to maintain qualification as a RIC for a tax year, and the relief provisions are not available, the Fund will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A "qualified late year loss" generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as "post-October losses") and certain other late-year losses.

The treatment of capital loss carryovers for the Fund is similar to the rules that apply to capital loss carryovers of individuals, which provide that such losses are carried over indefinitely. If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year. The carryover of capital losses may be limited under the general loss limitation rules if the Fund experiences an ownership change as defined in the Code.

FEDERAL EXCISE TAX. Notwithstanding the Distribution Requirement described above, which generally requires the Fund to distribute at least 90% of its annual investment company taxable income and the excess of its exempt interest income (but does not require any minimum distribution of net capital gain), the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of the calendar year at least 98% of its ordinary income and 98.2% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of such year (including any retained amount from the prior calendar year on which the Fund paid no federal income tax). The Fund intends to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. The Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

DISTRIBUTIONS TO SHAREHOLDERS. The Fund receives income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Fund are currently eligible for the reduced maximum tax rate to individuals of 20% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income on the securities it holds and the Fund reports the distributions as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates the net asset value) with respect to such dividend, (ii) the Fund has not satisfied similar holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (iii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iv) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Therefore, if you lend your shares in the Fund, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the shares are held by the borrower) as qualified dividend income. Distributions that the Fund receives from an ETF or an underlying fund taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so reported by such ETF, underlying fund or REIT.

Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains for individual shareholders at a maximum rate of 20% regardless of how long you have held your shares in the Fund. The Fund will report annually to their shareholders the federal tax status of all distributions made by the Fund.

In the case of corporate shareholders, Fund distributions (other than capital gain distributions) generally qualify for the dividends-received deduction to the extent such distributions are so reported and do not exceed the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All such qualifying dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

To the extent that the Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If the Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder's cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment though taxable to the shareholder in the same manner as other dividends or distributions.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions, if any, and will advise you of its tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

SALES, EXCHANGES OR REDEMPTIONS. Any gain or loss recognized on a sale, exchange, or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.

Effective January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including any capital gains realized on the sale or exchange of shares of the Fund).

The Fund (or its administrative agent) must report to the Internal Revenue Service ("IRS") and furnish to Fund shareholders the cost basis information for purchases of Fund shares. In addition to the requirement to report the gross proceeds from the sale of Fund shares, the Fund is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of Fund shares, the Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including the average basis method. In the absence of an election, the Fund will use the average basis method as its default cost basis method. The cost basis method elected by the Fund shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the settlement date of each such sale of Fund shares. Fund shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

TAX TREATMENT OF COMPLEX SECURITIES. The Fund may invest in complex securities and these investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain of their foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Fund to mark-to-market certain types of positions in its portfolios (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, the Fund may be required to liquidate its investments at a time when the investment adviser might not otherwise have chosen to do so.

With respect to investments in STRIPS, Treasury Receipts, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss. Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund's disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

In general, for purposes of the Qualifying Income Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in
(i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

The Fund may invest in certain MLPs which may be treated as qualified publicly traded partnerships. Income from "qualified publicly traded partnerships" is qualifying income for purposes of the Qualifying Income Test, but the Fund's investment in one or more of such "qualified publicly traded partnerships" is limited under the Asset Test to no more than 25% of the value of the Fund's assets. The Fund will monitor its investments in such "qualified publicly traded partnerships" in order to ensure compliance with the Qualifying Income and Asset Tests. MLPs and other partnerships that the Fund may invest in will deliver Form K-1s to the Fund to report their share of income, gains, losses, deductions and credits of the MLP or other partnership. These Form K-1s may be delayed and may not be received until after the time that the Fund issues its tax reporting statements. As a result, the Fund may at times find it necessary to reclassify the amount and character of its distributions to you after it issues you your tax reporting statement.

The Fund may invest in REITs. Investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to the Fund's shareholders for federal income tax purposes. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT's current and accumulated earnings and profits. Capital gain dividends paid by a REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Dividends received by the Fund from a REIT generally will not constitute qualified dividend income or qualify for the dividends received deduction. If a REIT is operated in a manner such that it fails to qualify as a REIT, an investment in the REIT would become subject to double taxation, meaning the taxable income of the REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the REIT's current and accumulated earnings and profits.

CERTAIN FOREIGN CURRENCY TAX ISSUES. The Fund's transactions in foreign currencies and forward foreign currency contracts will generally be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirements and for avoiding the excise tax described above. The Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

If the Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies" or "PFICs," the Fund will generally be subject to one of the following special tax regimes: (i) the Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a "qualified electing fund" or "QEF," the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. The Fund may have to distribute to its shareholders certain "phantom" income and gain the Fund accrues with respect to its investment in a PFIC in order to satisfy the Distribution Requirement and to avoid imposition of the 4% excise tax described above. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

FOREIGN TAXES. Dividends and interest received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stocks or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to and intends to file an election with the IRS that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If the Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

Foreign tax credits, if any, received by the Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a "qualified fund-of-funds" under the Code. If the Fund is a "qualified fund-of-funds" it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. The Fund will be treated as a "qualified fund-of-funds" under the Code if at least 50% of the value of the Fund's total assets (at the close of each quarter of the Fund's taxable year) is represented by interests in other RICs. Foreign tax credits, if any, received by the Fund as a result of an investment in an ETF which is taxable as a RIC will generally not be passed through to you.

TAX-EXEMPT SHAREHOLDERS. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income ("UBTI"). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits ("REMICs"), (ii) the Fund invests in a REIT that is a taxable mortgage pool ("TMP") or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult their tax advisors regarding these issues.

BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold at a 28% withholding rate and remit to the U.S. Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

NON-U.S. INVESTORS. Any non-U.S. investors in the Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Fund.

A U.S. withholding tax at a 30% rate will be imposed on dividends effective July 1, 2014 (and proceeds of sales in respect of Fund shares (including certain capital gain dividends) received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied. The Fund will not pay any additional amounts in respect to any amounts withheld.

TAX SHELTER REPORTING REGULATIONS. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as the Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

STATE TAXES. Depending upon state and local law, distributions by the Fund to its shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. It is expected that the Fund will not be liable for any corporate tax in Delaware if it qualifies as a RIC for federal income tax purposes.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investment in Ginnie Mae or Fannie Mae securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Fund.

The Fund's shares held in a tax-qualified retirement account will generally not be subject to federal taxation on income and capital gains distributions from the Fund until a shareholder begins receiving payments from its retirement account. Because each shareholder's tax situation is different, shareholders should consult their tax advisor about the tax implications of an investment in the Fund.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities, both listed and over-the-counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including the Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used by the Adviser in connection with the Fund or any other specific client account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the adviser with research services. The Financial Industry Regulatory Authority ("FINRA") has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) that the Fund held during its most recent fiscal year. Because the Fund has not commenced operations, as of the date of this SAI, the Fund does not hold any securities of "regular brokers or dealers."

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under SEC rules as the greater of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Adviser, principal underwriter or any affiliated person of the Fund, the Adviser or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person reports at least quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31 and October 31). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders following the second and fourth fiscal quarters and in quarterly holdings reports filed with the SEC on Form N-Q following the first and third fiscal quarters. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

In addition to the quarterly portfolio holdings disclosure required by applicable law, within five business days of the end of each calendar quarter, the Fund will post its complete list of portfolio holdings on the internet at http://aicfundholdings.com. The Adviser may exclude any portion of the portfolio holdings from publication when deemed in the best interest of the Fund. Beginning on the day after any portfolio holdings information is posted on the Fund's website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Fund's website generally will remain there until replaced by new postings as described above.

The Fund's policies and procedures provide that the Authorized Person may authorize disclosure of portfolio holdings information to third parties at differing times and/or with different lag times then the information posted to the internet; provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program. The Fund will review a third party's request for portfolio holdings information to determine whether the third party has legitimate business objectives in requesting such information.

The Trust's policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Fund, Adviser and its affiliates or recipients of the Fund's portfolio holdings information.

In addition, the Fund's service providers, such as the Custodian, Administrator and Transfer Agent, may receive portfolio holdings information as frequently as daily in connection with their services to the Fund. In addition to any contractual provisions relating to confidentiality of information that may be included in the service providers contract with the Trust, these arrangements impose obligations on the Fund's service providers that would prohibit them from disclosing or trading on the Fund's non-public information. Financial printers and pricing information vendors may receive portfolio holdings information, as necessary, in connection with their services to the Fund. The Administrator may disclose portfolio holdings information to rating agencies and similar parties as part of its services to the Fund if such disclosure is made in the best interests of shareholders, as determined by the Trust's president and chief compliance officer. Portfolio holdings information may be disclosed no more frequently than monthly to such parties. Monthly disclosures will not be made sooner than three (3) days after the date of the information.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in that fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust's request as a Trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

The Trust is required to disclose annually the Fund's complete proxy voting record during the most recent 12-month period ended June 30 on Form N-PX. This voting record is available: (i) without charge, upon request, by calling
(800) 252-4993; and (ii) on the SEC's website at http://www.sec.gov.

CODES OF ETHICS

The Board on behalf of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, the Administrator and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under each Code of Ethics, Access Persons are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Fund, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

5% AND 25% SHAREHOLDERS

Because the Fund has not commenced operations, as of the date of this SAI, the Fund does not have any beneficial owners to report.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

DESCRIPTION OF RATINGS

The following descriptions of securities ratings have been published by Moody's Investors Services, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch Ratings ("Fitch"), respectively.

DESCRIPTION OF MOODY'S GLOBAL RATINGS

Ratings assigned on Moody's global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Long-term ratings are assigned to issuers or obligations with an original maturity of one year or more and reflect both on the likelihood of a default on contractually promised payments and the expected financial loss suffered in the event of default. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.

DESCRIPTION OF MOODY'S GLOBAL LONG-TERM RATINGS

Aaa Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B Obligations rated B are considered speculative and are subject to high credit risk.

Caa Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

HYBRID INDICATOR (HYB)

The hybrid indicator (hyb) is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms. By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.

DESCRIPTION OF MOODY'S GLOBAL SHORT-TERM RATINGS

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

DESCRIPTION OF MOODY'S U.S. MUNICIPAL SHORT-TERM OBLIGATION RATINGS

The Municipal Investment Grade ("MIG") scale is used to rate U.S. municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer's long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels--MIG 1 through MIG 3--while speculative grade short-term obligations are designated SG.

Moody's U.S. municipal short-term obligation ratings are as follows:

MIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S DEMAND OBLIGATION RATINGS

In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of risk associated with the ability to receive purchase price upon demand ("demand feature"). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade ("VMIG") scale.

Moody's demand obligation ratings are as follows:

VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

DESCRIPTION OF S&P'S ISSUE CREDIT RATINGS

An S&P's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on S&P's analysis of the following considerations:

o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

o Nature of and provisions of the obligation; and the promise S&P imputes;

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

DESCRIPTION OF S&P'S LONG-TERM ISSUE CREDIT RATINGS*

AAA An obligation rated 'AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong

A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB; B; CCC; CC; AND C Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated 'CC' is currently highly vulnerable to nonpayment. The 'CC' rating is used when a default has not yet occurred, but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.

C An obligation rated 'C' is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

NR This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

* The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S SHORT-TERM ISSUE CREDIT RATINGS

A-1 A short-term obligation rated 'A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation's rating is lowered to 'D' if it is subject to a distressed exchange offer.

DESCRIPTION OF S&P'S MUNICIPAL SHORT-TERM NOTE RATINGS

An S&P's U.S. municipal note rating reflects S&P's opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P's analysis will review the following considerations:

o Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

o Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P's municipal short-term note ratings are as follows:

SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

DESCRIPTION OF FITCH'S CREDIT RATINGS

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and 'BB' to 'D' (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch's credit ratings do not directly address any risk other than credit risk. In particular, ratings do not deal with the risk of a market value loss on a rated security due to changes in interest rates, liquidity and other market considerations. However, in terms of payment obligation on the rated liability, market risk may be considered to the extent that it influences the ABILITY of an issuer to pay upon a commitment. Ratings nonetheless do not reflect market risk to the extent that they influence the size or other conditionality of the OBLIGATION to pay upon a commitment (for example, in the case of index-linked bonds).

In the default components of ratings assigned to individual obligations or instruments, the agency typically rates to the likelihood of non-payment or default in accordance with the terms of that instrument's documentation. In limited cases, Fitch may include additional considerations (i.e. rate to a higher or lower standard than that implied in the obligation's documentation). In such cases, the agency will make clear the assumptions underlying the agency's opinion in the accompanying rating commentary.

DESCRIPTION OF FITCH'S LONG-TERM CORPORATE FINANCE OBLIGATIONS RATINGS

AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB Good credit quality. 'BBB' ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB Speculative. 'BB' ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B Highly speculative. 'B' ratings indicate that material credit risk is present.

CCC Substantial credit risk. 'CCC' ratings indicate that substantial credit risk is present.

CC Very high levels of credit risk. 'CC' ratings indicate very high levels of credit risk.

C Exceptionally high levels of credit risk. 'C' ratings indicate exceptionally high levels of credit risk.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

Note: The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' obligation rating category, or to corporate finance obligation ratings in the categories below 'CCC'.

DESCRIPTION OF FITCH'S SHORT-TERM RATINGS

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as "short term" based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

Fitch's short-term ratings are as follows:

F1 Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C High short-term default risk. Default is a real possibility.

RD Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

NR This designation is used to denote securities not rated by Fitch where Fitch has rated some, but not all, securities comprising an issuance capital structure.

WD This designation indicates that the rating has been withdrawn and the issue or issuer is no longer rated by Fitch.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

                       PROXY VOTING POLICY AND PROCEDURES

          This policy defines procedures for voting securities held on behalf of each client for which Logan Circle Partners, LP ("Logan Circle") has the discretionary authority to vote, and to ensure that such securities are voted for the benefit of and in the best interest of the client.

I.        GENERAL POLICY

          It is the policy of Logan Circle to consider and vote each proxy proposal in the best interests of client accounts for whom Logan Circle provides discretionary investment management services and has authority to vote their proxies. Logan Circle will not vote proxies if the advisory agreement does not expressly require Logan Circle to do so. Logan Circle also will not vote proxies if account has explicitly reserved the authority for itself.

          In fulfilling its obligations to clients, Logan Circle will act in a manner consistent with the investment objectives and guidelines of its clients. If appropriate to do so, Logan Circle may employ an independent service provider to vote a proxy or to advise in the voting of a proxy. In certain situations, a client or its fiduciary may provide Logan Circle with their own proxy voting policy. In these situations, Logan Circle will generally seek to comply with such policy to the extent it would not be inconsistent with the fiduciary responsibility of Logan Circle.

II.       PROCEDURES FOR VOTING PROXIES

          To assist Logan Circle in its responsibility for voting proxies and to ensure consistency in voting proxies on behalf of its clients, Logan Circle utilizes the proxy voting and recordkeeping services of Institutional Shareholder Services ("ISS"). ISS is an independent third-party service provider that specializes in providing a variety of proxy-related services to institutional investment managers. The services provided by ISS to Logan Circle include research, issuer analysis, and voting recommendations as well as vote execution, reporting, and recordkeeping.

     A.        MONITORING FOR PROXIES

          Both ISS and client custodians monitor for corporate events of the underlying securities held in client accounts. For those accounts for which Logan Circle has proxy voting authority, Logan Circle will give direction to each client's custodian to forward the proxy statements to ISS to vote the proxy. Operations staff will notify ISS of all new and existing client accounts that have delegated proxy voting authorization to Logan Circle. Operations staff will provide all necessary information to ISS and to the client's custodian in order to facilitate ISS tracking clients' proxy statements and ballots, reconciling the share amounts reflected on the proxy ballot with client account holdings, to electronically vote such ballots, and maintaining the required records which detail the manner in which ISS has voted Logan Circle client account proxies.

     B.        PROXY EVALUATION AND VOTING

                    1. Logan Circle shall designate one or more employees of Logan Circle (each a "designated employee") to review proxies received by Logan Circle for which Logan Circle has the responsibility to vote and to ensure that all proxies are voted according to Logan Circle's guidelines. Logan Circle's voting actions shall follow the recommendations of ISS set forth in its Proxy Voting Guidelines, unless otherwise stated in Logan Circle's guidelines.

                    2. In instances where Logan Circle does not follow ISS's recommendation, the designated Logan Circle employee will review the proxy materials and provide a written recommendation to the portfolio manager(s), Compliance and Operations for review and approval. All overrides of ISS recommendations will be documented and approved by Compliance. The documentation may include copies of materials that were material to the evaluation and the recommendation made by the designated employee.

                    3. In instances where ISS does not provide a recommendation, Operations staff of Logan Circle shall promptly forward such proxy materials to the designated employee of Logan Circle for review. The designated Logan Circle employee will review the proxy materials and provide a written recommendation as set for in subsection B.2. above.

                    4. In cases where a client has asked Logan Circle for advice with respect to a proxy, the designated employee will submit a written recommendation to Compliance, who will review the recommendation for delivery to the client to confirm that there is not a potential conflict of interest.

     C. CONFLICTS OF INTEREST

                    1. The term "conflict of interest" refers to a situation in which Logan Circle or its affiliates have a financial interest in a matter presented by a proxy, other than the obligation Logan Circle incurs as investment adviser, which may compromise Logan Circle's freedom of judgment and action with respect to the voting of the proxy. Examples include:

                              a. Companies affiliated with directors and
officers of Logan Circle or its affiliates; or

                              b. Companies that maintain significant business
relationships with Logan Circle or its affiliates, or with which Logan Circle or its affiliate are actively seeking a significant business relationship.

                    2. When a potential conflict of interest exists, proxies will be voted in accordance with the ISS Proxy Voting Guidelines. In rare instances, Logan Circle may decline to vote the proxy the potential conflict of interest cannot be mitigated.

All voting decisions by Logan Circle on behalf of its clients shall be influenced by other clients of Logan Circle. All proxy voting proposals are intended to be voted in the client's best interests.

In certain instances, Logan Circle may convene proxy meetings to address situations in which Logan Circle does not follow ISS's recommendation or in instances of a potential conflict of interest. Members of the Operations, Compliance, Legal, and investment teams will attend these meetings. Proxy voting decisions made in these meetings will be made and documented in accordance with these Procedures

     D. REPORTING AND DISCLOSURE

          Logan Circle shall disclose within its Form ADV where clients can obtain information on how their securities were voted. Logan Circle shall also describe this proxy voting policy and procedures within the Form ADV, along with a disclosure that a client shall be provided a copy upon request.

     E. ANNUAL REVIEW OF PROXY VOTING AND RECORDKEEPING SERVICE PROVIDERS

                    1. Operations and Compliance shall annually review the services provided by ISS or any other proxy voting and recording service provider retained by Logan Circle to assess whether the proxy service provider is capable of making impartial proxy voting recommendations in the best interests of Logan Circle's clients. In making such an assessment the review may consider:

                              a. The proxy service provider's conflict
management procedures and assessment of the effectiveness of the implementation of such procedures;

                              b. The proxy service provider's Form ADV, if
applicable, and other disclosure made by a proxy service provider regarding its products, services and methods of addressing conflicts of interest; and/or,

                              c. Inquiries to, and discussions with,
representatives of a proxy service provider regarding its products, services and methods of addressing conflicts of interest.

                    2. No less than annually, Logan Circle shall obtain from each proxy service provider a copy of its conflict management procedures and request that the proxy service provider provide an update of any material revision to such procedures.

     F. RECORDKEEPING

                    1. Logan Circle shall retain records relating to the voting of proxies, including:

                              a. A copy of this Proxy Voting Policy and
Procedures and the ISS Proxy Voting Guidelines relating to the voting of proxies.

                              b. A copy of each proxy statement received by
Logan Circle regarding portfolio securities in client accounts: however, Logan Circle shall rely on proxy statements filed on the SEC's EDGAR system instead of maintaining its own copies of proxy statements.

                              c. A record of each vote cast by Logan Circle on
behalf of a client. Logan Circle may maintain records of proxy votes cast on behalf of Logan Circle's clients at ISS provided that ISS provides an undertaking to provide a copy of the documents promptly upon request.

                              d. A copy of each written client request for
information on how Logan Circle voted proxies on behalf of the client account, and a copy of any written response by Logan Circle to the client account.

                              e. A copy of any document prepared by Logan
Circle that was material to making a decision regarding how to vote proxies or that memorializes the basis for the decision.

                    2. These records shall be retained for five (5) years from the end of the fiscal year during which the last entry was made on such record and during the first two (2) years onsite at the appropriate office of Logan Circle.


Adopted: November 1, 2007
Amended: July 1 2011
Amended: January 1, 2014
Amended: September 1 2014

                        SUMMARY PROXY VOTING GUIDELINES

Logan Circle Partners will follow the proxy voting guidelines adopted by of Institutional Shareholder Services ("ISS") except as stated below:

     POLITICAL SPENDING & LOBBYING ACTIVITIES

          Generally vote AGAINST proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities. However, the following will be considered:

          o The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

          o Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

                                      ISS
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                                 AN MSCI BRAND


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                 Transparency. Inclusiveness. Global Expertise.





                   2014 U.S. Proxy Voting Concise Guidelines

                               December 19, 2013











                    Institutional Shareholder Services Inc.

                           Copyright [C] 2013 by ISS

                             www. issgovernance.com

     ISS
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AN MSCI BRAND                     Transparency. Inclusiveness. Global Expertise.
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                 ISS' 2014 U.S. PROXY VOTING CONCISE GUIDELINES

    THE POLICIES CONTAINED HEREIN ARE A SAMPLING OF SELECT, KEY PROXY VOTING GUIDELINES AND ARE NOT EXHAUSTIVE. A FULL LISTING OF ISS' 2014 PROXY VOTING
                          GUIDELINES CAN BE FOUND AT:
          HTTP://WWW.ISSGOVERNANCE.COM/POLICY/2014/POLICY_INFORMATION

ROUTINE/MISCELLANEOUS

AUDITOR RATIFICATION

Vote for proposals to ratify auditors unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent;

o There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position;

o Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or

o    Fees for non-audit services ("Other" fees) are excessive.

Non-audit fees are excessive if:

o Non-audit ("other") fees > audit fees + audit-related fees + tax compliance/preparation fees

                                     >>>>>

BOARD OF DIRECTORS:

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Four fundamental principles apply when determining votes on director nominees:

1.  Accountability
2.  Responsiveness
3.  Composition
4.  Independence

GENERALLY VOTE FOR DIRECTOR NOMINEES, EXCEPT UNDER THE FOLLOWING CIRCUMSTANCES:

1. ACCOUNTABILITY

Vote against (1) or withhold from the entire board of directors (except new nominees (2), who should be considered case-by-case) for the following:


----------
(1) In general, companies with a plurality vote standard use "Withhold" as the contrary vote option in director elections; companies with a majority vote standard use "Against". However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
(2) A "new nominee" is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic


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PROBLEMATIC TAKEOVER DEFENSES

CLASSIFIED BOARD STRUCTURE:

1.1. The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.


DIRECTOR PERFORMANCE EVALUATION:

1.2. The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company's four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company's five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

     o    A classified board structure;

     o    A supermajority vote requirement;

     o Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;

     o    The inability of shareholders to call special meetings;

     o    The inability of shareholders to act by written consent;

     o    A dual-class capital structure; and/or

     o    A non-shareholder-approved poison pill.

POISON PILLS:

1.3. The company's poison pill has a "dead-hand" or "modified dead-hand" feature. Vote against or withhold from nominees every year until this feature is removed;

1.4. The board adopts a poison pill with a term of more than 12 months ("long-term pill"), or renews a ny existing pill, including any "short-term" pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote against or withhold votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5. The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote case-by-case on all nominees if:

1.6. The board adopts a poison pill with a term of 12 months or less ("short -term pill") without shareholder approval, taking into account the following factors:

     o The date of the pill's adoption relative to the date of the next meeting of shareholders--I. E. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

     o    The issuer's rationale;

     o    The issuer's governance structure and practices; and

     o    The issuer's track record of accountability to shareholders.

PROBLEMATIC AUDIT-RELATED PRACTICES

Generally vote against or withhold from the members of the Audit Committee if:

action transpired, the nominee will be considered a "new nominee" if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.


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1.7. The non-audit fees paid to the auditor are excessive (see discussion under "AUDITOR RATIFICATION");

1.8. The company receives an adverse opinion on the company's financial statements from its auditor; or

1.9. There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote case-by-case on members of the Audit Committee, and potentially the full board, if:

1.10. Poor accounting practices are identified that rise to a level of serious concern, such as: fraud, misapplication of GAA; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence, and duration, as well as the company's efforts at remediation or corrective actions, in determining whether withhold/against votes are warranted.


PROBLEMATIC COMPENSATION PRACTICES/PAY FOR PERFORMANCE MISALIGNMENT

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote against or withhold from the members of the Compensation Committee, and potentially the full board, if:

1.11. There is a significant misalignment between CEO pay and company performance (pay for performance);

1.12. The company maintains significant problematic pay practices;

1.13. The board exhibits a significant level of poor communication and responsiveness to shareholders;

1.14. The company fails to submit one-time transfers of stock options to a shareholder vote; or

1.15. The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote case-by-case on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16. The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

      o    The company's response, including:

           o Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

           o Specific actions taken to address the issues that contributed to the low level of support;

           o    Other recent compensation actions taken by the company;

      o    Whether the issues raised are recurring or isolated;

      o    The company's ownership structure; and

      o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

GOVERNANCE FAILURES

Under extraordinary circumstances, vote against or withhold from directors individually, committee members, or the entire board, due to:

1.17. Material failures of governance, stewardship, risk oversight (3) , or fiduciary responsibilities at the company;

1.18. Failure to replace management as appropriate; or

1.19. Egregious actions related to a director's service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

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(3) Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.


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2. RESPONSIVENESS

Vote case-by-case on individual directors, committee members, or the entire board of directors, as appropriate, if:

2.1. The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:

     o Disclosed outreach efforts by the board to shareholders in the wake of the vote;

     o Rationale provided in the proxy statement for the level of implementation;

     o    The subject matter of the proposal;

     o The level of support for and opposition to the resolution in past meetings;

     o Actions taken by the board in response to the majority vote and its engagement with shareholders;

     o The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and

     o    Other factors as appropriate.

2.2. The board failed to act on takeover offers where the majority of shares are tendered;

2.3. At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5. The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

     o The board's rationale for selecting a frequency that is different from the frequency that received a plurality;

     o    The company's ownership structure and vote results;

     o ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and

     o The previous year's support level on the company's say-on-pay proposal.

3. COMPOSITION

ATTENDANCE AT BOARD AND COMMITTEE MEETINGS:

3.1. Generally vote against or withhold from directors (except new nominees, who should be considered case-by-case (4)) who attend less than 75 percent of the aggregate of their board and committee meetings for the period for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:

     o    Medical issues/illness;

     o    Family emergencies; and

     o Missing only one meeting (when the total of all meetings is three or fewer).


3.2. If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote against or withhold from the director(s) in question.

OVERBOARDED DIRECTORS:

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(4) For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.


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Vote against or withhold from individual directors who:

3.3. Sit on more than six public company boards; or

3.4. Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards (5).

4. INDEPENDENCE

Vote against or withhold from Inside Directors and Affiliated Outside Directors when:

4.1. The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

4.2. The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

4.3. The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

4.4. Independent directors make up less than a majority of the directors.


                                     >>>>>>

PROXY ACCESS

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote case-by-case on proposals to enact proxy access, taking into account, among other factors:

     o    Company-specific factors; and

     o    Proposal-specific factors, including:

     o The ownership thresholds proposed in the resolution (i. e. , percentage and duration);

     o The maximum proportion of directors that shareholders may nominate each year; and

     o The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

                                     >>>>>

PROXY CONTESTS--VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Vote case-by-case on the election of directors in contested elections, considering the following factors:

     o Long-term financial performance of the target company relative to its industry;

     o    Management's track record;

     o    Background to the proxy contest;

     o    Qualifications of director nominees (both slates);

     o Strategic plan of dissident slate and quality of critique against management;


----------
(5) Although all of a CEO's subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.


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AN MSCI BRAND                     Transparency. Inclusiveness. Global Expertise.
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     o Likelihood that the proposed goals and objectives can be achieved (both slates);

     o    Stock ownership positions.

When the addition of shareholder nominees to the management card ("proxy access nominees") results in a number of nominees on the management card which exceeds the number of seats available for election, vote case-by-case considering the same factors listed above.

                                     >>>>>

SHAREHOLDER RIGHTS & DEFENSES

POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY POISON PILL

Vote case-by-case on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

     o    No lower than a 20% trigger, flip-in or flip-over;

     o    A term of no more than three years;

     o No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

     o Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company's existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

                                     >>>>>

POISON PILLS- MANAGEMENT PROPOSALS TO RATIFY A PILL TO PRESERVE NET OPERATING LOSSES (NOLS)

Vote against proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote case-by-case on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

     o The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);

     o    The value of the NOLs;

     o Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

     o The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

     o    Any other factors that may be applicable.

                                     >>>>>

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Generally vote against management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.


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Generally vote for management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

     o    Shareholders' current right to act by written consent;

     o    The consent threshold;

     o    The inclusion of exclusionary or prohibitive language;

     o    Investor ownership structure; and

     o Shareholder support of, and management's response to, previous shareholder proposals.

Vote case-by-case on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

     o An unfettered(6) right for shareholders to call special meetings at a 10 percent threshold;

     o    A majority vote standard in uncontested director elections;

     o    No non-shareholder-approved pill; and

     o    An annually elected board.

                                     >>>>>

CAPITAL/RESTRUCTURING

COMMON STOCK AUTHORIZATION

Vote for proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote against proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote case-by-case on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

     o    Past Board Performance:

          o The company's use of authorized shares during the last three years

     o    The Current Request:

          o Disclosure in the proxy statement of the specific purposes of the proposed increase;

          o Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and

          o The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

                                     >>>>>


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(6) "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.


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DUAL CLASS STRUCTURE

Generally vote against proposals to create a new class of common stock, unless:

     o The company discloses a compelling rationale for the dual-class capital structure, such as:

     o The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or

     o    The new class of shares will be transitory;

     o The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

     o The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

                                     >>>>>

PREFERRED STOCK AUTHORIZATION

Vote for proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote against proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote case-by-case on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

     o    Past Board Performance:

          o The company's use of authorized preferred shares during the last three years;

     o    The Current Request:

          o Disclosure in the proxy statement of the specific purposes for the proposed increase;

          o Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;

          o In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

          o Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

                                     >>>>>

MERGERS AND ACQUISITIONS

Vote case-by-case on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

     o VALUATION - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

     o MARKET REACTION - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

     o STRATEGIC RATIONALE - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

     o NEGOTIATIONS AND PROCESS - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (E. G. , full auction, partial auction, no auction) can also affect shareholder value.


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o CONFLICTS OF INTEREST - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

o GOVERNANCE - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

                                     >>>>>

COMPENSATION

EXECUTIVE PAY EVALUATION

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

     1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

     2. Avoid arrangements that risk "pay for failure": This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;

     3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (E.G., including access to independent expertise and advice when needed);

     4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

     5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers' pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

ADVISORY VOTES ON EXECUTIVE COMPENSATION--MANAGEMENT PROPOSALS (MANAGEMENT SAY-ON-PAY)

Vote case-by-case on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote against Advisory Votes on Executive Compensation (Management
Say-on-Pay--MSOP) if:

     o There is a significant misalignment between CEO pay and company performance (PAY FOR PERFORMANCE);

     o    The company maintains significant PROBLEMATIC PAY PRACTICES;

     o The board exhibits a significant level of POOR COMMUNICATION AND RESPONSIVENESS to shareholders.


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Vote against or withhold from the members of the Compensation Committee and potentially the full board if:

     o There is no MSOP on the ballot, and an against vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

     o The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;

     o The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or

     o    The situation is egregious.

Vote against an equity plan on the ballot if:

     o A pay for performance misalignment is found, and a significant portion of the CEO's misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

          o    Magnitude of pay misalignment;

          o Contribution of non-performance-based equity grants to overall pay; and

          o The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

PRIMARY EVALUATION FACTORS FOR EXECUTIVE PAY

PAY-FOR-PERFORMANCE EVALUATION

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

     1.   Peer Group (7) Alignment:

          o The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.

          o The multiple of the CEO's total pay relative to the peer group median.

     2. Absolute Alignment -- the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years -- i. e. , the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, if they are relevant to the analysis to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

     o    The ratio of performance- to time-based equity awards;

     o    The overall ratio of performance-based compensation;

     o    The completeness of disclosure and rigor of performance goals;

     o    The company's peer group benchmarking practices;


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(7) The revised peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for certain financial firms), GICS industry group and company's selected peers' GICS industry group with size constraints, via a process designed to select peers that are closest to the subject company in terms of revenue/assets and industry and also within a market cap bucket that is reflective of the company's.


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     o Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc. , both absolute and relative to peers;

     o Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e. g. , bi-annual awards);

     o    Realizable pay (8) compared to grant pay; and

     o    Any other factors deemed relevant.

PROBLEMATIC PAY PRACTICES

The focus is on executive compensation practices that contravene the global pay principles, including:

     o Problematic practices related to non-performance-based compensation elements;

     o    Incentives that may motivate excessive risk-taking; and

     o    Options Backdating.

PROBLEMATIC PAY PRACTICES RELATED TO NON-PERFORMANCE-BASED COMPENSATION
ELEMENTS

Pay elements that are not directly based on performance are generally evaluated case-by-case considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

     o Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);

     o Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;

     o    New or extended agreements that provide for:

          o CIC payments exceeding 3 times base salary and average/target/most recent bonus;

          o CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);

          o CIC payments with excise tax gross-ups (including "modified" gross-ups).

INCENTIVES THAT MAY MOTIVATE EXCESSIVE RISK-TAKING

     o    Multi-year guaranteed bonuses;

     o A single or common performance metric used for short- and long-term plans;

     o    Lucrative severance packages;

     o    High pay opportunities relative to industry peers;

     o    Disproportionate supplemental pensions; or

     o Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

OPTIONS BACKDATING

The following factors should be examined case-by-case to allow for distinctions to be made between "sloppy" plan administration versus deliberate action or fraud:


----------
(8)  ISS research reports will include realizable pay for S&P1500 companies.


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AN MSCI BRAND                     Transparency. Inclusiveness. Global Expertise.
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     o Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

     o    Duration of options backdating;

     o    Size of restatement due to options backdating;

     o Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

     o Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

BOARD COMMUNICATIONS AND RESPONSIVENESS

Consider the following factors case-by-case when evaluating ballot items related to executive pay on the board's responsiveness to investor input and engagement on compensation issues:

     o Failure to respond to majority-supported shareholder proposals on executive pay topics; or

     o Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:

          o    The company's response, including:

               * Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;

               * Specific actions taken to address the issues that contributed to the low level of support;

               *    Other recent compensation actions taken by the company;

          o    Whether the issues raised are recurring or isolated;

          o    The company's ownership structure; and

          o Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

                                     >>>>>>

FREQUENCY OF ADVISORY VOTE ON EXECUTIVE COMPENSATION ("SAY WHEN ON PAY")

Vote for annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

                                     >>>>>>

VOTING ON GOLDEN PARACHUTES IN AN ACQUISITION, MERGER, CONSOLIDATION, OR PROPOSED SALE

Vote case-by-case on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an against recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

     o    Single- or modified-single-trigger cash severance;

     o    Single-trigger acceleration of unvested equity awards;

     o    Excessive cash severance (>3x base salary and bonus);

     o Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);

     o Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or

     o Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or


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AN MSCI BRAND                     Transparency. Inclusiveness. Global Expertise.
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     o The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

                                     >>>>>>

EQUITY-BASED AND OTHER INCENTIVE PLANS

Vote case-by-case on equity-based compensation plans. Vote against the equity plan if any of the following factors apply:

     o    The total cost of the company's equity plans is unreasonable;

     o    The plan expressly permits repricing;

     o    A pay-for-performance misalignment is found;

     o The company's three year burn rate exceeds the burn rate cap of its industry group;

     o    The plan has a liberal change-of-control definition; or

     o    The plan is a vehicle for problematic pay practices.

SOCIAL/ENVIRONMENTAL ISSUES
Global Approach

Issues covered under the policy include a wide range of topics, including consumer and product safety, environment and energy, labor standards and human rights, workplace and board diversity, and corporate political issues. While a variety of factors goes into each analysis, the overall principle guiding all vote recommendations focuses on how the proposal may enhance or protect shareholder value in either the short or long term.

Generally vote case-by-case, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and, in addition, the following will also be considered:

     o If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;

     o If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;

     o Whether the proposal's request is unduly burdensome (scope or timeframe) or overly prescriptive;

     o The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;

     o If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

     o If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

                                     >>>>>


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AN MSCI BRAND                     Transparency. Inclusiveness. Global Expertise.
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POLITICAL ACTIVITIES

LOBBYING

Vote case-by-case on proposals requesting information on a company's lobbying (including direct, indirect, and grassroots lobbying) activities, policies, or procedures, considering:

     o The company's current disclosure of relevant lobbying policies, and management and board oversight;

     o The company's disclosure regarding trade associations or other groups that it supports, or is a member of, that engage in lobbying activities; and

     o Recent significant controversies, fines, or litigation regarding the company's lobbying-related activities.

                                     >>>>>

POLITICAL CONTRIBUTIONS

Generally vote for proposals requesting greater disclosure of a company's political contributions and trade association spending policies and activities, considering:

     o The company's current disclosure of policies and oversight mechanisms related to its direct political contributions and payments to trade associations or other groups that may be used for political purposes, including information on the types of organizations supported and the business rationale for supporting these organizations; and

     o Recent significant controversies, fines, or litigation related to the company's political contributions or political activities.

Vote against proposals barring a company from making political contributions. Businesses are affected by legislation at the federal, state, and local level; barring political contributions can put the company at a competitive disadvantage.

Vote against proposals to publish in newspapers and other media a company's political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.

                                     >>>>>

POLITICAL TIES

Generally vote against proposals asking a company to affirm political nonpartisanship in the workplace, so long as:

     o There are no recent, significant controversies, fines, or litigation regarding the company's political contributions or trade association spending; and

     o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibit coercion.

Vote against proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

                                     >>>>>>


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AN MSCI BRAND                     Transparency. Inclusiveness. Global Expertise.
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8. FOREIGN PRIVATE ISSUERS LISTED ON U.S. EXCHANGES

Vote against (or withhold from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

                                     >>>>>>

DISCLOSURE/DISCLAIMER

This document and all of the information contained in it, including without limitation all text, data, graphs, and charts (collectively, the "Information") is the property of Institutional Shareholder Services Inc. (ISS), its subsidiaries, or, in some cases third party suppliers.

The Information has not been submitted to, nor received approval from, the United States Securities and Exchange Commission or any other regulatory body. None of the Information constitutes an offer to sell (or a solicitation of an offer to buy), or a promotion or recommendation of, any security, financial product or other investment vehicle or any trading strategy, and ISS does not endorse, approve, or otherwise express any opinion regarding any issuer, securities, financial products or instruments or trading strategies.

The user of the Information assumes the entire risk of any use it may make or permit to be made of the Information.

ISS MAKES NO EXPRESS OR IMPLIED WARRANTIES OR REPRESENTATIONS WITH RESPECT TO THE INFORMATION AND EXPRESSLY DISCLAIMS ALL IMPLIED WARRANTIES (INCLUDING, WITHOUT LIMITATION, ANY IMPLIED WARRANTIES OF ORIGINALITY, ACCURACY, TIMELINESS, NON-INFRINGEMENT, COMPLETENESS, MERCHANTABILITY, AND FITNESS for A PARTICULAR PURPOSE) WITH RESPECT TO ANY OF THE INFORMATION.

Without limiting any of the foregoing and to the maximum extent permitted by law, in no event shall ISS have any liability regarding any of the Information for any direct, indirect, special, punitive, consequential (including lost profits), or any other damages even if notified of the possibility of such damages. The foregoing shall not exclude or limit any liability that may not by applicable law be excluded or limited.

                                     >>>>>>


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                           PART C: OTHER INFORMATION

ITEM 28. EXHIBITS:

(a)(1) The Advisors' Inner Circle Fund III's (the "Registrant") Certificate of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit
(a)(1) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the U.S. Securities and Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(a)(2) The Registrant's Agreement and Declaration of Trust, dated December 4, 2013, is incorporated herein by reference to Exhibit (a)(2) of the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-13-000669 on December 13, 2013.

(b) Registrant's By-Laws, dated February 12, 2014, are incorporated herein by reference to Exhibit (b) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000079 on February 20, 2014.

(c) Not Applicable.

(d)(1)(i) Investment Advisory Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Micro Cap Equity Fund, NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, and NorthPointe Large Cap Value Fund (together, the "NorthPointe Funds"), is incorporated herein by reference to Exhibit (d)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.


(d)(1)(ii) Investment Advisory Agreement between the Registrant and Nomura Asset Management U.S.A. Inc. ("NAM USA"), relating to the Nomura High Yield Fund, is incorporated herein by reference to Exhibit (d)(1)(ii) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.


(d)(1)(iii) Investment Advisory Agreement, dated July 17, 2014, between the Registrant and Rothschild Larch Lane Management Company LLC ("Rothschild Larch Lane"), relating to the Rothschild Larch Lane Alternatives Fund, is incorporated herein by reference to Exhibit (d)(1)(iii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(d)(1)(iv) Form of Investment Advisory Agreement between the Registrant and Logan Circle Partners L.P. ("Logan Circle Partners"), relating to the Logan Circle Partners Core Plus Fund, Logan Circle Partners High Yield Fund, Logan Circle Partners Multi-Sector Fixed Income Fund, and Logan Circle Partners Select Growth Equity Fund (together, the "Logan Circle Partners Funds"), is incorporated herein by reference to Exhibit (d)(1)(iv) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.


(d)(1)(v) Investment Advisory Agreement, dated [ ], between the Registrant and Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors"), relating to the Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and

Knights of Columbus International Equity Fund (together, the "Knights of Columbus Funds"), to be filed by amendment.

(d)(2)(i) Investment Sub-Advisory Agreement between NAM USA and Nomura Corporate Research and Asset Management Inc. ("NCRAM") is incorporated herein by reference to Exhibit (d)(2)(i) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.


(d)(2)(ii) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Ellington Management Group, L.L.C. ("Ellington"), is incorporated herein by reference to Exhibit (d)(2)(ii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(d)(2)(iii) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Karya Capital Management LP ("Karya"), is incorporated herein by reference to Exhibit (d)(2)(iii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000491 on July 25, 2014.

(d)(2)(iv) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Mizuho Alternative Investments, LLC ("MAI"), is incorporated herein by reference to Exhibit (d)(2)(iv) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(d)(2)(v) Investment Sub-Advisory Agreement, dated July 17, 2014, between Rothschild Larch Lane and Winton Capital Management Ltd. ("Winton"), is incorporated herein by reference to Exhibit (d)(2)(v) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No.
0001135428-14-000655 on October 7, 2014.


(d)(2)(vi) Investment Sub-Advisory Agreement, dated [ ], between Knights of Columbus Asset Advisors and Boston Advisors, LLC ("Boston Advisors"), to be filed by amendment.


(d)(3)(i) Expense Limitation Agreement, dated February 19, 2014, between the Registrant and NorthPointe Capital LLC, relating to the NorthPointe Funds, is incorporated herein by reference to Exhibit (d)(2) of the Registrant's Pre-Effective Amendment No. 3 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000204 on March 19, 2014.


(d)(3)(ii) Expense Limitation Agreement between the Registrant and NAM USA, relating to the Nomura High Yield Fund, is incorporated herein by reference to Exhibit (d)(3)(ii) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.


(d)(3)(iii) Expense Limitation Agreement, dated July 17, 2014, between the Registrant and Rothschild Larch Lane, relating to the Rothschild Larch Lane Alternatives Fund, is incorporated herein by reference to Exhibit (d)(3)(iii) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(d)(3)(iv) Form of Expense Limitation Agreement between the Registrant and Logan Circle Partners, relating to the Logan Circle Partners Funds, is incorporated herein by reference to Exhibit (d)(3)(iv) of

Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.


(d)(3)(v) Expense Limitation Agreement, dated [ ], between the Registrant and Knights of Columbus Asset Advisors, relating to the Knights of Columbus Funds, to be filed by amendment.


(e) Distribution Agreement, dated February 12, 2014, between the Registrant and SEI Investments Distribution Co., is incorporated herein by reference to Exhibit (e) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(f) Not Applicable.

(g)(1)(i) Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.


(g)(1)(ii) Amended Schedule I, dated October 1, 2014, to the Custodian Agreement, dated February 19, 2014, between the Registrant and MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.) is incorporated herein by reference to Exhibit (g)(1)(ii) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.


(g)(2) Custodian Agreement between the Registrant and Citibank, N.A., to be filed by amendment.

(g)(3) Form of Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. is incorporated herein by reference to Exhibit (g)(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.


(g)(3)(i) Amended Schedule, dated [ ], to the Custodian Agreement, dated [ ], between the Registrant and Brown Brothers Harriman & Co., to be filed by amendment.


(h)(1)(i) Administration Agreement, dated February 12, 2014, between the Registrant and SEI Investments Global Funds Services ("SEI GFS"), is incorporated herein by reference to Exhibit (h)(1) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(1)(ii) Series Schedule relating to the NorthPointe Funds, dated March 14, 2014, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(2) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.


(h)(1)(iii) Series Schedule relating to the Nomura High Yield Fund, dated March 27, 2014, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit
(h)(1)(iii) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 001135428-14-000692 on November 4, 2014.

(h)(1)(iv) Series Schedule relating to the Rothschild Larch Lane Alternatives Fund, dated April 30, 2014, to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit (h)(1)(iv) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(h)(1)(v) Form of Series Schedule relating to the Logan Circle Partners Funds to the Administration Agreement, dated February 12, 2014, between the Registrant and SEI GFS, is incorporated herein by reference to Exhibit
(h)(1)(v) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.


(h)(1)(vi) Series Schedule relating to the Knights of Columbus Funds, dated
[   ], to the Administration Agreement, dated February 12, 2014, between the
Registrant and SEI GFS, to be filed by amendment.


(h)(2) Transfer Agency Agreement, dated March 12, 2014, between the Registrant and DST Systems, Inc., is incorporated herein by reference to Exhibit (h)(4) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(h)(3)(i) Shareholder Services Plan, dated February 12, 2014, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(h)(3)(ii) Amended Exhibit A to the Shareholder Services Plan, dated February 12, 2014, is incorporated herein by reference to Exhibit (h)(3)(ii) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.


(i) Opinion and Consent of Counsel, Morgan, Lewis and Bockius LLP, to be filed by amendment.

(j) Not Applicable.


(k) Not Applicable.

(l) Initial Capital Agreement, dated March 4, 2014, is incorporated herein by reference to Exhibit (l) of the Registrant's Pre-Effective Amendment No. 2 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000199 on March 18, 2014.

(m) Distribution Plan, dated May 15, 2014, relating to Investor Class Shares of the Rothschild Larch Lane Alternatives Fund, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(n) Registrant's Amended and Restated Rule 18f-3 Multiple Class Plan, dated February 12, 2014, including Schedules and Certificates of Class Designation thereto, is incorporated herein by reference to Exhibit (n) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

(o) Not Applicable.

(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(2) SEI Investments Distribution Co. Code of Ethics, dated September 20, 2013, is incorporated herein by reference to Exhibit (p)(2) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(3) SEI Investments GFS Code of Ethics, dated December 2013, is incorporated herein by reference to Exhibit (p)(3) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(4) NorthPointe Capital, LLC Code of Ethics, dated March 2013, is incorporated herein by reference to Exhibit (p)(4) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(p)(5) NAM USA and NCRAM Code of Ethics, dated August 2013, is incorporated herein by reference to Exhibit (p)(5) of the Registrant's Post-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000226 on March 31, 2014.

(p)(6) Rothschild Larch Lane Code of Ethics, dated April 2014, is incorporated herein by reference to Exhibit (p)(6) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(p)(7) Ellington Code of Ethics, dated May 1, 2014, is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(p)(8) Karya Code of Ethics is incorporated herein by reference to Exhibit
(p)(8) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(p)(9) MAI Code of Ethics, dated April 8, 2014, is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(p)(10) Winton Code of Ethics, dated January 2014, is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000491 on July 25, 2014.

(p)(11) Logan Circle Partners Code of Ethics is incorporated herein by reference to Exhibit (p)(11) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.


(p)(12) Knights of Columbus Asset Advisors Code of Ethics, dated December 1, 2014, to be filed by amendment.

(p)(13) Boston Advisors Code of Ethics, dated December 2013, to be filed by amendment.

(q)(1) Powers of Attorney, each dated February 12, 2014, for Michael Beattie, William M. Doran, Jon C. Hunt, Thomas P. Lemke and Randall S. Yanker, are incorporated herein by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 1 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000079 on February 20, 2014.

(q)(2) Power of Attorney, dated May 15, 2014, for Terrence O. Jones is incorporated herein by reference to Exhibit (q)(2) of the Registrant's Post-Effective Amendment No. 3 (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000416 on June 12, 2014.

(q)(3) Power of Attorney, dated September 18, 2014, for Rami Abdel-Rahman is incorporated herein by reference to Exhibit (q)(3) of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 333-192858), filed with the SEC via EDGAR Accession No. 0001135428-14-000655 on October 7, 2014.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

Not Applicable.

ITEM 30. INDEMNIFICATION:

A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in Article VII of the Trust's Agreement and Declaration of Trust, for any act, omission or obligation of the Trust, of such Trustee, or of any other Trustee. A Trustee shall be liable to the Trust and to any Shareholder solely for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, investment adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a trustee, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Trust's By-Laws.

All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on the liability of each Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust or by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS:

The following lists any other business, profession, vocation or employment of a substantial nature in which each investment adviser (including sub-advisers), and each director, officer or partner of that investment adviser (or sub-adviser), is or has been engaged within the last two fiscal years for his or her own account or in the capacity of director, officer, employee, partner, or trustee. Unless noted below, none of the investment advisers (or sub-advisers) and/or directors, officers or partners of each investment adviser (or sub-adviser) is or has been engaged within the last two fiscal years in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


BOSTON ADVISORS, LLC

Boston Advisors, LLC ("Boston Advisors") serves as investment sub-adviser for the Registrant's Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund. The principal address of Boston Advisors is One Liberty Square, 10th Floor, Boston, Massachusetts 021099. Boston Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

--------------------------------------------------------------------------------
   NAME AND POSITION                                         CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY           OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


ELLINGTON MANAGEMENT GROUP, L.L.C.

Ellington Management Group, L.L.C. ("Ellington") serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Ellington is 53 Forest Avenue, Old Greenwich, Connecticut 06870. Ellington is an investment adviser registered under the Investment Advisers Act of 1940, as amended. Ellington has a number of affiliates which undertake investment advisory related activities, including, without limitation, several SEC registered investment adviser entities and entities which act as the general partner or in a similar capacity for the private fund managed by Ellington (together, the "Ellington Affiliates"). The executive officers of Ellington generally act in the same capacity for the Ellington Affiliates as they do for Ellington. Ellington also has an affiliated FINRA registered broker-dealer for which certain executive officers of Ellington serve as officers.

KARYA CAPITAL MANAGEMENT LP

Karya Capital Management LP ("Karya") serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Karya is 1330 Avenue of the Americas, Suite 520, New York, New York 10019. Karya is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2012 and 2013, no director, officer or partner of Karya engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.


KNIGHTS OF COLUMBUS ASSET ADVISORS LLC

Knights of Columbus Asset Advisors LLC ("Knights of Columbus Asset Advisors") serves as investment adviser for the Registrant's Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund. The principal address of Knights of Columbus Asset Advisors is One Columbus Plaza, New Haven, Connecticut 06510. Knights of Columbus Asset Advisors is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date.] [To be updated by amendment]

--------------------------------------------------------------------------------
   NAME AND POSITION                                         CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY           OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


LOGAN CIRCLE PARTNERS L.P.

Logan Circle Partners L.P. ("Logan Circle Partners") serves as investment adviser for the Registrant's Logan Circle Partners Core Plus Fund, Logan Circle Partners High Yield Fund, Logan Circle Partners Multi-Sector Fixed Income Fund, and Logan Circle Partners Select Growth Equity Fund. The principal address of Logan Circle Partners is Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, PA 19103. Logan Circle Partners is an investment adviser registered under the Investment Advisers Act of 1940, as amended. During the fiscal years ended October 31, 2013 and 2014, no director, officer or partner of Logan Circle Partners engaged in any other business, profession, vocation or employment of a substantial nature for his or her own account or in the capacity of director, officer, employee, partner or trustee.

MIZUHO ALTERNATIVE INVESTMENTS, LLC

Mizuho Alternative Investments, LLC ("MAI") serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of MAI is 757 Third Avenue, 8th Floor, New York, New York 10017. MAI is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2012 and 2013.

---------------------------------------------------------------------------------------------------
NAME AND POSITION WITH           NAME AND PRINCIPAL                CONNECTION WITH OTHER
INVESTMENT ADVISER               BUSINESS ADDRESS OF OTHER         COMPANY
                                 COMPANY
---------------------------------------------------------------------------------------------------
Morikuni Shimoyamada             Mizuho Financial Group, Inc.      General Manager of Global
President & Chief Executive      Otemachi Tower, 1--5--5           Career Management Office,
Officer                          Otemachi, Chiyoda--ku, Tokyo      Group Human Resources
                                 100--8176, Japan                  Division
---------------------------------------------------------------------------------------------------
Chris Crawford                   Vegasoul LLC                      Chief Operating Officer
Chief Operating Officer          55 Broad Street
                                 New York, NY 10004
---------------------------------------------------------------------------------------------------
Michael R. Schwenk                Platinum Grove Asset           Principal, General Counsel &
General Counsel & Chief           Management, L.P.               Chief Compliance Officer
Compliance Officer                287 Bowman Avenue
                                  Purchase, NY 10577
---------------------------------------------------------------------------------------------------

NOMURA ASSET MANAGEMENT U.S.A. INC.

Nomura Asset Management U.S.A. Inc. ("NAM USA") serves as investment adviser for the Registrant's Nomura High Yield Fund. The principal address of NAM USA is Worldwide Plaza, 309 West 49th Street, New York, New York 10019. NAM USA is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

--------------------------------------------------------------------------------
   NAME AND POSITION                                         CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY           OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NOMURA CORPORATE RESEARCH AND ASSET MANAGEMENT INC.

Nomura Corporate Research and Asset Management Inc. ("NCRAM") serves as investment sub-adviser for the Registrant's Nomura High Yield Fund. The principal address of NCRAM is Worldwide Plaza, 309 West 49th Street, New York, New York 10019. NCRAM is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is provided as of [date]. [To be updated by amendment]

--------------------------------------------------------------------------------
   NAME AND POSITION                                         CONNECTION WITH
WITH INVESTMENT ADVISER      NAME OF OTHER COMPANY           OTHER COMPANY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NORTHPOINTE CAPITAL, LLC

NorthPointe Capital, LLC ("NorthPointe") serves as the investment adviser for the Registrant's NorthPointe Small Cap Growth Fund, NorthPointe Small Cap Value Fund, NorthPointe Large Cap Value Fund and NorthPointe Micro Cap Equity Fund. The principal address of NorthPointe is 101 West Big Beaver Road, Suite 745, Troy, Michigan 48084. NorthPointe is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2012 and 2013.

--------------------------------------------------------------------------------
NAME AND POSITION          NAME AND PRINCIPAL     CONNECTION WITH
WITH INVESTMENT            BUSINESS ADDRESS OF    OTHER COMPANY
ADVISER                    OTHER COMPANY
--------------------------------------------------------------------------------
Jeffrey Petherick, Partner BlackLight Power, Inc. Member of Board of Directors
                           493 Old Trenton Rd.    (non-public company)
                           Cranbury, NJ 08512
                           -----------------------------------------------------
                           Albion College         Board of Trustees
                           611 E Porter St
                           Albion, MI 49224
--------------------------------------------------------------------------------
Terry Gardner, CFO         University of Detroit  Investment Committee
                           Jesuit High School
                           8400 S Cambridge Ave
                           Detroit, MI 48221
                           -----------------------------------------------------
                           Children's Hospital   Finance Committee
                           of Michigan
                           Foundation
                           3901 Beaubien
                           Detroit, MI 48201
--------------------------------------------------------------------------------

ROTHSCHILD LARCH LANE MANAGEMENT COMPANY LLC

Rothschild Larch Lane Management Company LLC ("Rothschild Larch Lane") serves as investment adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Rothschild Larch Lane is 800 Westchester Ave., S-528, Rye Brook, New York 10573. Rothschild Larch Lane is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2012 and 2013.

----------------------------------------------------------------------------------------------------
NAME AND POSITION                NAME AND PRINCIPAL               CONNECTION WITH
WITH INVESTMENT                  BUSINESS ADDRESS OF              OTHER COMPANY
ADVISER                          OTHER COMPANY
-----------------------------------------------------------------------------------------------------
Mark Jurish                      Larch Lane Advisors LLC          Chief Executive Officer, Chief
Investment Committee Member      800 Westchester Ave., S-528      Investment Officer, Partner
                                 Rye Brook, NY 10017
----------------------------------------------------------------------------------------------------
Geoffrey Doyle                   Larch Lane Advisors LLC          Director of Research, Partner
Investment Committee Member      800 Westchester Ave., S-528
                                 Rye Brook, NY 10017
----------------------------------------------------------------------------------------------------
Charles Korchinski               Larch Lane Advisors LLC          Research Analyst, Partner
Investment Committee Member      800 Westchester Ave., S-528
                                 Rye Brook, NY 10017
----------------------------------------------------------------------------------------------------
Ross Weissman                    Larch Lane Advisors LLC          Chief Financial Officer, Partner
Manager                          800 Westchester Ave., S-528
                                 Rye Brook, NY 10017
----------------------------------------------------------------------------------------------------
David Katz                       Larch Lane Advisors LLC          President, Chief Operating
Manager                          800 Westchester Ave., S-528      Officer, Partner
                                 Rye Brook, NY 10017
----------------------------------------------------------------------------------------------------
Stephen McShea                   Larch Lane Advisors LLC          General Counsel, Chief
Chief Compliance Officer         800 Westchester Ave., S-528      Compliance Officer, Partner
                                 Rye Brook, NY 10017
----------------------------------------------------------------------------------------------------
Michael Tamasco                  Rothschild Asset Management      Managing Director, Co-Head
Management Committee             Inc.
Member                           1251 Avenue of the Americas
                                 New York, NY 10020
----------------------------------------------------------------------------------------------------


                                       C-10


----------------------------------------------------------------------------------------------------
Marc Romano                      Rothschild HDF Investment        Director General, Chief
Management Committee             Solutions                        Executive Officer
Member                           3, rue de Messine
                                 75008 Paris France
----------------------------------------------------------------------------------------------------
Marc Romano                      Guthoga-Romano                   Owner and Director
Management Committee             209 rue Francoise Dolto
Member                           34070 Montpellier
----------------------------------------------------------------------------------------------------
Christophe Jaubert               Rothschild HDF Investment        Staff, Portfolio Manager
Investment Committee Member      Solutions
                                 3, rue de Messine
                                 75008 Paris France
----------------------------------------------------------------------------------------------------
Nicolas de Croisset              Rothschild Asset Management      Managing Director, Portfolio
Investment Committee Member      Inc.                             Manager
                                 1251 Avenue of the Americas
                                 New York, NY 10020
----------------------------------------------------------------------------------------------------
Ki Akrami                        Rothschild Asset Management      Managing Director, Portfolio
Investment Committee Member      Inc.                             Manager
                                 1251 Avenue of the Americas
                                 New York, NY 10020
----------------------------------------------------------------------------------------------------

WINTON CAPITAL MANAGEMENT LTD.

Winton Capital Management Ltd. ("Winton") serves as investment sub-adviser for the Registrant's Rothschild Larch Lane Alternatives Fund. The principal address of Winton is Grove House, 27 Hammersmith Grove, London, United Kingdom W60NE. Winton is an investment adviser registered under the Investment Advisers Act of 1940, as amended. The information listed below is for the fiscal years ended October 31, 2012 and 2013.

----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH      NAME AND PRINCIPAL BUSINESS ADDRESS      CONNECTION WITH OTHER
INVESTMENT ADVISER          OF OTHER COMPANY                         COMPANY
----------------------------------------------------------------------------------------------------
David Harding               Winton Futures Fund Limited              Director
CEO and Chairman            Kingston Chambers
                            PO Box 173
                            Road Town, Tortola, VG 1110
                            British Virgin Islands
                            ------------------------------------------------------------------------
                            Winton Evolution Fund Limited            Director
                            PO Box 309
                            Ugland House
                            Grand Cayman, KY1-1104
                            Cayman Islands
                            ------------------------------------------------------------------------
                            Winton Charitable Foundation             Trustee
                            16 Old Bailey
                            London EC4M 7EG
                            UK
                            ------------------------------------------------------------------------
                            David and Claudia Harding Foundation     Trustee
                            Grove House
                            27 Hammersmith Grove
                            London W60NE
                            UK
                            ------------------------------------------------------------------------
                            Managed Funds Association                Director
                            600 14th Street, N.W.
                            Suite 900
                            Washington, DC 20005
----------------------------------------------------------------------------------------------------

ITEM 32. PRINCIPAL UNDERWRITERS

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.


          The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                                        July 15, 1982
SEI Liquid Asset Trust                                        November 29, 1982
SEI Tax Exempt Trust                                          December 3, 1982
SEI Institutional Managed Trust                               January 22, 1987
SEI Institutional International Trust                         August 30, 1988
The Advisors' Inner Circle Fund                               November 14, 1991
The Advisors' Inner Circle Fund II                            January 28, 1993
Bishop Street Funds                                           January 27, 1995
SEI Asset Allocation Trust                                    April 1, 1996
SEI Institutional Investments Trust                           June 14, 1996
City National Rochdale Funds (f/k/a CNI Charter Funds)        April 1, 1999
Causeway Capital Management Trust                             September 20, 2001
ProShares Trust                                               November 14, 2005
Community Capital Trust (f/k/a Community Reinvestment Act
  Qualified Investment Fund)                                  January 8, 2007
TD Asset Management USA Funds                                 July 25, 2007
SEI Structured Credit Fund, LP                                July 31, 2007
Wilshire Mutual Funds, Inc.                                   July 12, 2008
Wilshire Variable Insurance Trust                             July 12, 2008
Global X Funds                                                October 24, 2008

ProShares Trust II                                            November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)      August 7, 2009
Schwab Strategic Trust                                        October 12, 2009
RiverPark Funds Trust                                         September 8, 2010
Adviser Managed Trust                                         December 10, 2010
Huntington Strategy Shares                                    July 26, 2011
New Covenant Funds                                            March 23, 2012
Cambria ETF Trust                                             August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)                        September 25, 2012
KraneShares Trust                                             December 18, 2012
LocalShares Investment Trust                                  May 6, 2013
SEI Insurance Products Trust                                  September 10, 2013
KP Funds                                                      September 19, 2013
J.P. Morgan Exchange-Traded Fund Trust                        February 20, 2014

O'Connor EQUUS                                                May 15, 2014


The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.


                         POSITION AND OFFICE                                      POSITIONS AND OFFICES
NAME                     WITH UNDERWRITER                                         WITH REGISTRANT
----------------------------------------------------------------------------------------------------------
William M. Doran         Director                                                        Trustee
Edward D. Loughlin       Director                                                           --
Wayne M. Withrow         Director                                                           --
Kevin P. Barr            Director, President, & Chief Executive Officer                     --
Maxine J. Chou           Chief Financial Officer, Chief Operations Officer,
                            & Treasurer                                                     --
Karen E. LaTourette      Chief Compliance Officer, Anti-Money Laundering
                            Officer & Assistant Secretary                                   --
John C. Munch            General Counsel & Secretary                                        --
Mark J. Held             Senior Vice President                                              --
John P. Coary            Vice President & Assistant Secretary                               --
Lori L. White            Vice President & Assistant Secretary                               --
John J. Cronin           Vice President                                                     --
Judith A. Hirx           Vice President                                                     --
Robert M. Silvestri      Vice President                                                     --


(c) Not Applicable.


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

Citibank, N.A.
399 Park Ave.
New York, New York, 10022

MUFG Union Bank, N.A. (formerly known as Union Bank, N.A.)
350 California Street
6th Floor
San Francisco, California 94104

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5);
(6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:


SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456


(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:


Boston Advisors, LLC
One Liberty Square
10th Floor
Boston, Massachusetts 02109


Ellington Management Group, L.L.C.
53 Forest Avenue
Old Greenwich, Connecticut 06870

Karya Capital Management LP
1330 Avenue of the Americas
Suite 520
New York, New York 10019


Knights of Columbus Asset Advisors LLC
One Columbus Plaza
New Haven, Connecticut 06510


Logan Circle Partners L.P.
Fortress Investment Group LLC
Three Logan Square
1717 Arch Street, Suite 1500
Philadelphia, PA 19103

Mizuho Alternative Investments, LLC
757 Third Avenue
8th Floor
New York, NY 10017

Nomura Asset Management U.S.A. Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019

Nomura Corporate Research and Asset Management Inc.
Worldwide Plaza
309 West 49th Street
New York, New York 10019

NorthPointe Capital, LLC
101 West Big Beaver Road
Suite 745
Troy, Michigan 48084

Rothschild Larch Lane Management Company LLC
800 Westchester Ave.
S-528
Rye Brook, New York 10573

Winton Capital Management Ltd.
27 Hammersmith Grove
London, United Kingdom W60NE

ITEM 34. MANAGEMENT SERVICES:

None.

ITEM 35. UNDERTAKINGS:

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 19 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 23rd day of December, 2014.


                                             THE ADVISORS' INNER CIRCLE FUND III

                                             By:             *
                                                --------------------------------
                                                Michael Beattie
                                                President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

          *                        Trustee                    December 23, 2014
---------------------
William M. Doran

          *                        Trustee                    December 23, 2014
---------------------
Jon C. Hunt

          *                        Trustee                    December 23, 2014
---------------------
Thomas P. Lemke

          *                        Trustee                    December 23, 2014
---------------------
Randall S. Yanker

          *                        Trustee                    December 23, 2014
---------------------
Terrence O. Jones

          *                        President                  December 23, 2014
---------------------
Michael Beattie

          *                        Treasurer, Controller &    December 23, 2014
---------------------              Chief Financial Officer
Rami Abdel-Rahman



* By:   /s/ Dianne M. Descoteaux
        ------------------------
        Dianne M. Descoteaux
        Attorney-in-Fact